UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08879
MFS VARIABLE INSURANCE TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	265,879,798	Portfolio Turnover (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.3%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Government Securities Portfolio	9.3%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	4.9%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Institutional Money Market Portfolio	3.0%
MFS Global Real Estate Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VCAIC-SEM

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	265,879,798	Portfolio Turnover (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.3%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Government Securities Portfolio	9.3%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Research International Portfolio	4.9%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Institutional Money Market Portfolio	3.0%
MFS Global Real Estate Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VCASC-SEM

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.88%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	48,652,485	Portfolio Turnover (%):	19
Total Number of Holdings:	127
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.4%
Money Market Funds	2.6%
GICS equity sectors
Financials	20.6%
Industrials	17.9%
Consumer Discretionary	12.1%
Materials	10.1%
Real Estate	8.7%
Energy	7.9%
Information Technology	7.2%
Utilities	5.5%
Health Care	5.3%
Consumer Staples	2.1%
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VDVIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	48,652,485	Portfolio Turnover (%):	19
Total Number of Holdings:	127
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.4%
Money Market Funds	2.6%
GICS equity sectors
Financials	20.6%
Industrials	17.9%
Consumer Discretionary	12.1%
Materials	10.1%
Real Estate	8.7%
Energy	7.9%
Information Technology	7.2%
Utilities	5.5%
Health Care	5.3%
Consumer Staples	2.1%
Top ten holdings
ACI Worldwide, Inc.	1.6%
Portland General Electric Co.	1.4%
Air Lease Corp.	1.3%
NorthWestern Corp.	1.3%
Element Solutions, Inc.	1.3%
Permian Resources Corp.	1.2%
Prosperity Bancshares, Inc.	1.2%
LKQ Corp.	1.2%
National Storage Affiliates Trust, REIT	1.2%
Plains GP Holdings LP	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VDVSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	291,556,289	Portfolio Turnover (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.2%
MFS Research International Portfolio	10.0%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Total Return Bond Series	4.3%
MFS Global Governments Portfolio	4.0%
MFS Institutional Money Market Portfolio	2.3%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGAIC-SEM

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	291,556,289	Portfolio Turnover (%):	4
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.2%
MFS Research International Portfolio	10.0%
MFS Research Series	9.3%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Total Return Bond Series	4.3%
MFS Global Governments Portfolio	4.0%
MFS Institutional Money Market Portfolio	2.3%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VGASC-SEM

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.58%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	165,495,769	Average Effective Maturity (yrs):	10.6
Total Number of Holdings:	85	Average Effective Duration (yrs):	9.6
Portfolio Turnover (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	51.2%
United Kingdom	20.5%
Italy	10.1%
Spain	6.5%
Canada	4.6%
Japan	2.6%
Australia	1.5%
France	1.4%
Germany	0.9%
Other Countries	0.7%
Composition including fixed income credit quality
AAA	9.1%
AA	22.3%
A	4.5%
BBB	15.3%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VIAIC-SEM

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.83%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	165,495,769	Average Effective Maturity (yrs):	10.6
Total Number of Holdings:	85	Average Effective Duration (yrs):	9.6
Portfolio Turnover (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	97.4%
Money Market Funds	2.6%
Issuer country weightings
United States	51.2%
United Kingdom	20.5%
Italy	10.1%
Spain	6.5%
Canada	4.6%
Japan	2.6%
Australia	1.5%
France	1.4%
Germany	0.9%
Other Countries	0.7%
Composition including fixed income credit quality
AAA	9.1%
AA	22.3%
A	4.5%
BBB	15.3%
U.S. Government	45.3%
Federal Agencies	0.9%
Money Market Funds	2.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VIASC-SEM

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	297,173,578	Average Effective Maturity (yrs):	2.2
Total Number of Holdings:	298	Average Effective Duration (yrs):	2.1
Portfolio Turnover (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	10.0%
AA	9.2%
A	22.6%
BBB	29.6%
BB	0.2%
U.S. Government	25.5%
Federal Agencies	1.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VLTIC-SEM

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	297,173,578	Average Effective Maturity (yrs):	2.2
Total Number of Holdings:	298	Average Effective Duration (yrs):	2.1
Portfolio Turnover (%):	17
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	10.0%
AA	9.2%
A	22.6%
BBB	29.6%
BB	0.2%
U.S. Government	25.5%
Federal Agencies	1.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VLTSC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	949,440,776	Portfolio Turnover (%):	0
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.3%
MFS Government Securities Portfolio	9.3%
MFS Value Series	9.0%
MFS Growth Series	8.2%
MFS Research International Portfolio	7.9%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Institutional Money Market Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMAIC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	949,440,776	Portfolio Turnover (%):	0
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.3%
MFS Government Securities Portfolio	9.3%
MFS Value Series	9.0%
MFS Growth Series	8.2%
MFS Research International Portfolio	7.9%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS High Yield Portfolio	5.1%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Institutional Money Market Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMASC-SEM

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	509,405,436	Portfolio Turnover (%):	13
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
GICS equity sectors
Financials	18.3%
Industrials	18.2%
Materials	9.8%
Consumer Discretionary	9.5%
Health Care	7.7%
Utilities	7.5%
Information Technology	7.3%
Real Estate	6.9%
Energy	6.3%
Consumer Staples	5.9%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMCIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	509,405,436	Portfolio Turnover (%):	13
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
GICS equity sectors
Financials	18.3%
Industrials	18.2%
Materials	9.8%
Consumer Discretionary	9.5%
Health Care	7.7%
Utilities	7.5%
Information Technology	7.3%
Real Estate	6.9%
Energy	6.3%
Consumer Staples	5.9%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.6%
Diamondback Energy, Inc.	1.3%
PG&E Corp.	1.3%
Cencora, Inc.	1.2%
Targa Resources Corp.	1.2%
Raymond James Financial, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Universal Health Services, Inc.	1.1%
M&T Bank Corp.	1.1%
LKQ Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VMCSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.90%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	163,533,248	Portfolio Turnover (%):	23
Total Number of Holdings:	51
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%
Issuer country weightings
United States	66.8%
United Kingdom	8.3%
Japan	7.5%
Australia	6.7%
Singapore	2.7%
Germany	2.0%
Canada	1.7%
Spain	1.2%
Hong Kong	1.2%
Other Countries	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VREIC-SEM

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	163,533,248	Portfolio Turnover (%):	23
Total Number of Holdings:	51
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.9%
Goodman Group, REIT	5.1%
Extra Space Storage, Inc., REIT	4.5%
Mid-America Apartment Communities, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Equity Lifestyle Properties, Inc., REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Ventas, Inc., REIT	2.8%
Sun Communities, Inc., REIT	2.7%
Issuer country weightings
United States	66.8%
United Kingdom	8.3%
Japan	7.5%
Australia	6.7%
Singapore	2.7%
Germany	2.0%
Canada	1.7%
Spain	1.2%
Hong Kong	1.2%
Other Countries	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VRESC-SEM

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$27	0.54%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	81,406,178	Portfolio Turnover (%):	35
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
GICS equity sectors
Health Care	16.0%
Financials	15.8%
Industrials	15.6%
Information Technology	15.1%
Consumer Discretionary	11.6%
Energy	6.9%
Real Estate	6.7%
Materials	4.8%
Communication Services	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VSCIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.79%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	81,406,178	Portfolio Turnover (%):	35
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
GICS equity sectors
Health Care	16.0%
Financials	15.8%
Industrials	15.6%
Information Technology	15.1%
Consumer Discretionary	11.6%
Energy	6.9%
Real Estate	6.7%
Materials	4.8%
Communication Services	2.8%
Consumer Staples	2.4%
Utilities	1.3%
Top ten holdings
e.l.f. Beauty, Inc.	1.8%
Grand Canyon Education, Inc.	1.6%
APi Group, Inc.	1.6%
Prestige Consumer Healthcare, Inc.	1.6%
Verint Systems, Inc.	1.6%
Axcelis Technologies, Inc.	1.5%
Encompass Health Corp.	1.5%
Element Solutions, Inc.	1.5%
Organon & Co.	1.5%
Skechers USA, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
VSCSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Small Cap Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 0.9%
CACI International, Inc., “A” (a)	1,624	$ 698,531
Loar Holdings, Inc. (a)	715	38,188
		$736,719
Apparel Manufacturers – 2.1%
PVH Corp.	4,717	$ 499,389
Skechers USA, Inc., “A” (a)	17,209	1,189,486
		$1,688,875
Automotive – 1.9%
Methode Electronics, Inc.	30,281	$ 313,409
REV Group, Inc.	24,263	603,906
Titan International, Inc. (a)	6,434	47,676
Visteon Corp. (a)	5,126	546,944
		$1,511,935
Biotechnology – 2.4%
Adaptive Biotechnologies Corp. (a)	86,283	$ 312,344
Alector, Inc. (a)	21,989	99,830
Arcus Biosciences, Inc. (a)	11,324	172,464
Beam Therapeutics, Inc. (a)	11,509	269,656
Exelixis, Inc. (a)	10,053	225,891
Fate Therapeutics, Inc. (a)	32,528	106,692
Kodiak Sciences, Inc. (a)	9,322	21,907
Lyell Immunopharma, Inc. (a)	112,796	163,554
Novavax, Inc. (a)	14,651	185,482
Sana Biotechnology, Inc. (a)	11,452	62,528
Sangamo Therapeutics, Inc. (a)	38,645	13,846
Twist Bioscience Corp. (a)	1,807	89,049
Voyager Therapeutics, Inc. (a)	27,946	221,053
		$1,944,296
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	7,085	$ 229,341
Business Services – 4.6%
Andersons, Inc.	767	$ 38,043
BlueLinx Holdings, Inc. (a)	5,547	516,370
Boise Cascade Corp.	1,237	147,475
Insperity, Inc.	1,271	115,928
Medifast, Inc.	881	19,223
TaskUs, Inc., “A” (a)	68,848	916,367
TriNet Group, Inc.	10,122	1,012,200
UL Solutions, Inc.	6,394	269,763
World Fuel Services Corp.	16,690	430,602
Yext, Inc. (a)	58,247	311,622
		$3,777,593
Cable TV – 0.1%
Cable One, Inc.	287	$ 101,598
VSCFS-SEM
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.4%
Avient Corp.	16,460	$ 718,479
Element Solutions, Inc.	46,078	1,249,635
		$1,968,114
Computer Software – 5.2%
ACI Worldwide, Inc. (a)	5,856	$ 231,839
Clear Secure, Inc., “A”	25,282	473,026
Consensus Cloud Solutions, Inc. (a)	2,132	36,628
Dun & Bradstreet Holdings, Inc.	33,534	310,525
Elastic N.V. (a)	8,486	966,640
Nutanix, Inc. (a)	12,138	690,045
PagerDuty, Inc. (a)	45,578	1,045,103
Sabre Corp. (a)	133,871	357,436
SentinelOne, Inc., “A” (a)	6,456	135,899
		$4,247,141
Computer Software - Systems – 3.3%
Adtran Holdings, Inc.	13,904	$ 73,135
Five9, Inc. (a)	8,490	374,409
Rapid7, Inc. (a)	18,908	817,393
Rimini Street, Inc. (a)	59,056	181,302
Verint Systems, Inc. (a)	39,386	1,268,229
		$2,714,468
Construction – 3.6%
AZEK Co., Inc. (a)	22,603	$ 952,265
Builders FirstSource, Inc. (a)	3,603	498,691
GMS, Inc. (a)	10,588	853,499
M/I Homes, Inc. (a)	416	50,810
SiteOne Landscape Supply, Inc. (a)	264	32,052
Summit Materials, Inc., “A” (a)	15,005	549,333
		$2,936,650
Consumer Products – 4.5%
e.l.f. Beauty, Inc. (a)	6,830	$ 1,439,218
Herbalife Ltd. (a)	8,120	84,367
Newell Brands, Inc.	132,197	847,383
Prestige Consumer Healthcare, Inc. (a)	18,423	1,268,423
		$3,639,391
Consumer Services – 2.3%
Grand Canyon Education, Inc. (a)	9,509	$ 1,330,404
Lyft, Inc. (a)	38,358	540,848
		$1,871,252
Electrical Equipment – 1.2%
Armstrong World Industries, Inc.	8,644	$ 978,847
Electronics – 5.8%
Advanced Energy Industries, Inc.	9,563	$ 1,040,072
Alpha and Omega Semiconductor Ltd. (a)	12,279	458,866
Axcelis Technologies, Inc. (a)	8,849	1,258,239
Bel Fuse, Inc.	695	45,342
Photronics, Inc. (a)	17,123	422,424
Plexus Corp. (a)	9,122	941,208
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Sanmina Corp. (a)	8,551	$ 566,504
		$4,732,655
Energy - Independent – 2.3%
Berry Corp.	51,819	$ 334,751
CVR Energy, Inc.	12,876	344,690
Par Pacific Holdings, Inc. (a)	17,422	439,905
Permian Resources Corp.	46,298	747,713
		$1,867,059
Energy - Integrated – 0.3%
National Gas Fuel Co.	4,100	$ 222,179
Engineering - Construction – 1.6%
APi Group, Inc. (a)	33,719	$ 1,268,846
Food & Beverages – 0.4%
BellRing Brands, Inc. (a)	3,408	$ 194,733
Cal-Maine Foods, Inc.	661	40,394
WK Kellogg Co.	5,593	92,061
		$327,188
Forest & Paper Products – 0.5%
JELD-WEN Holding, Inc. (a)	29,102	$ 392,004
Gaming & Lodging – 1.4%
International Game Technology PLC	34,070	$ 697,072
Rush Street Interactive, Inc. (a)	48,359	463,763
		$1,160,835
Healthcare Revenue - Other – 0.2%
Tempus AI, Inc. (a)	5,371	$ 187,985
Insurance – 3.3%
Hanover Insurance Group, Inc.	5,028	$ 630,712
Jackson Financial, Inc.	12,109	899,215
Kemper Corp.	2,315	137,349
Voya Financial, Inc.	14,060	1,000,369
		$2,667,645
Internet – 2.4%
Cardlytics, Inc. (a)	15,684	$ 128,766
CarGurus, Inc. (a)	23,026	603,281
EverQuote, Inc., “A” (a)	20,111	419,515
Yelp, Inc. (a)	14,209	525,023
ZipRecruiter, Inc., “A” (a)	29,868	271,500
		$1,948,085
Leisure & Toys – 2.2%
Brunswick Corp.	5,020	$ 365,305
Corsair Gaming, Inc. (a)	34,928	385,605
Fox Factory Holding Corp. (a)	3,182	153,341
Funko, Inc., “A” (a)	53,528	522,433
Patrick Industries, Inc.	1,203	130,586
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Playtika Holdings Corp.	31,636	$ 248,975
		$1,806,245
Machinery & Tools – 2.7%
Flowserve Corp.	18,120	$ 871,572
Olympic Steel, Inc.	7,848	351,826
Timken Co.	12,146	973,259
		$2,196,657
Major Banks – 0.7%
Comerica, Inc.	4,299	$ 219,421
Hope Bancorp, Inc.	10,639	114,263
Metro Bank Holdings PLC (a)	5,238	220,467
		$554,151
Medical & Health Technology & Services – 3.2%
Encompass Health Corp.	14,662	$ 1,257,853
Health Catalyst, Inc. (a)	64,627	412,966
Teladoc Health, Inc. (a)	12,488	122,133
Verdigm, Inc. (a)	82,068	779,646
		$2,572,598
Medical Equipment – 2.7%
Anika Therapeutics, Inc. (a)	9,288	$ 235,265
Envista Holdings Corp. (a)	33,411	555,625
MiMedx Group, Inc. (a)	35,853	248,461
OraSure Technologies, Inc. (a)	73,240	312,002
Organogenesis Holdings, Inc. (a)	52,501	147,003
QuidelOrtho Corp. (a)	11,139	370,038
ZimVie, Inc. (a)	19,881	362,828
		$2,231,222
Metals & Mining – 0.3%
Ryerson Holding Corp.	14,672	$ 286,104
Natural Gas - Distribution – 0.9%
Excelerate Energy LLC	16,569	$ 305,533
UGI Corp.	19,957	457,015
		$762,548
Oil Services – 2.2%
DMC Global, Inc. (a)	14,724	$ 212,320
Expro Group Holdings N.V. (a)	10,396	238,276
NOV, Inc.	56,897	1,081,612
Oil States International, Inc. (a)	4,556	20,229
Select Water Solutions, Inc.	26,207	280,415
		$1,832,852
Other Banks & Diversified Financials – 11.8%
Amalgamated Financial Corp.	17,682	$ 484,487
Atlanticus Holdings Corp. (a)	1,440	40,579
Bank of N.T. Butterfield & Son Ltd.	14,053	493,541
Bank OZK	9,959	408,319
Bread Financial Holdings, Inc.	5,359	238,797
Cathay General Bancorp, Inc.	24,900	939,228
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Columbia Banking System, Inc.	45,113	$ 897,298
East West Bancorp, Inc.	10,306	754,708
Equity Bancshares, Inc., “A”	8,099	285,085
Kearny Financial Corp. of Maryland	34,739	213,645
Navient Corp.	23,755	345,873
OFG Bancorp	6,725	251,851
Popular, Inc.	11,881	1,050,637
PROG Holdings, Inc.	13,380	464,018
Provident Financial Services, Inc.	27,748	398,184
SLM Corp.	52,196	1,085,155
United Community Bank, Inc.	7,726	196,704
Wintrust Financial Corp.	10,823	1,066,715
		$9,614,824
Pharmaceuticals – 5.9%
ACADIA Pharmaceuticals, Inc. (a)	12,177	$ 197,876
Alkermes PLC (a)	10,673	257,219
Amicus Therapeutics, Inc. (a)	25,138	249,369
Amneal Pharmaceuticals, Inc. (a)	38,030	241,491
Arcturus Therapeutics Holdings, Inc. (a)	7,445	181,286
Catalyst Pharmaceuticals, Inc. (a)	15,501	240,111
Coherus BioSciences, Inc. (a)	19,722	34,119
Cytokinetics, Inc. (a)	7,351	398,277
Ironwood Pharmaceuticals, Inc. (a)	19,840	129,357
Kiniksa Pharmaceuticals International PLC (a)	13,327	248,815
Kymera Therapeutics, Inc. (a)	7,659	228,621
Macrogenics, Inc. (a)	8,129	34,548
Neurocrine Biosciences, Inc. (a)	1,730	238,169
Nurix Therapeutics, Inc. (a)	19,118	398,993
Organon & Co.	57,562	1,191,533
Ultragenyx Pharmaceutical, Inc. (a)	4,377	179,895
Y-mAbs Therapeutics, Inc. (a)	16,014	193,449
Zymeworks, Inc. (a)	15,929	135,556
		$4,778,684
Railroad & Shipping – 1.5%
Ardmore Shipping Corp.	1,798	$ 40,509
Scorpio Tankers, Inc.	6,518	529,848
Teekay Tankers Ltd., “A”	9,105	626,515
		$1,196,872
Real Estate – 6.7%
Broadstone Net Lease, Inc., REIT	35,448	$ 562,560
Cushman & Wakefield PLC (a)	80,213	834,215
Douglas Emmett, Inc., REIT	37,499	499,112
Empire State Realty Trust, REIT, “A”	62,604	587,225
Highwoods Properties, Inc., REIT	22,456	589,919
Piedmont Office Realty Trust, Inc., REIT	141,144	1,023,294
STAG Industrial, Inc., REIT	17,651	636,495
Tanger, Inc., REIT	26,081	707,056
		$5,439,876
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.0%
Chemours Co.	19,120	$ 431,539
Tronox Holdings PLC	23,012	361,058
		$792,597
Specialty Stores – 2.6%
Aaron's Co., Inc	6,187	$ 61,746
Carvana Co. (a)	6,584	847,493
Leslie's, Inc. (a)	33,393	139,917
Urban Outfitters, Inc. (a)	19,304	792,429
Victoria's Secret & Co. (a)	15,723	277,825
		$2,119,410
Trucking – 1.1%
Saia, Inc. (a)	1,806	$ 856,568
Utilities - Electric Power – 0.5%
Portland General Electric Co.	8,988	$ 388,641
Total Common Stocks (Identified Cost, $71,230,589)		$80,550,550
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $840,075)	840,050	$ 840,134
Other Assets, Less Liabilities – 0.0%		15,494
Net Assets – 100.0%		$81,406,178
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $840,134 and $80,550,550, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $71,230,589)	$80,550,550
Investments in affiliated issuers, at value (identified cost, $840,075)	840,134
Receivables for
Fund shares sold	14,984
Interest and dividends	63,587
Other assets	331
Total assets	$81,469,586
Liabilities
Payables for
Fund shares reacquired	$23,773
Payable to affiliates
Investment adviser	3,405
Administrative services fee	239
Shareholder servicing costs	8
Distribution and/or service fees	1,382
Payable for independent Trustees' compensation	61
Payable for audit and tax fees	25,177
Accrued expenses and other liabilities	9,363
Total liabilities	$63,408
Net assets	$81,406,178
Net assets consist of
Paid-in capital	$65,813,260
Total distributable earnings (loss)	15,592,918
Net assets	$81,406,178
Shares of beneficial interest outstanding	8,463,645
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,253,321	3,038,576	$9.96
Service Class	51,152,857	5,425,069	9.43
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$728,213
Dividends from affiliated issuers	15,052
Other	7,374
Income on securities loaned	514
Foreign taxes withheld	(1,063)
Total investment income	$750,090
Expenses
Management fee	$163,220
Distribution and/or service fees	63,879
Shareholder servicing costs	696
Administrative services fee	10,976
Independent Trustees' compensation	1,741
Custodian fee	2,058
Shareholder communications	2,547
Audit and tax fees	33,421
Legal fees	225
Miscellaneous	11,824
Total expenses	$290,587
Reduction of expenses by investment adviser	(5,314)
Net expenses	$285,273
Net investment income (loss)	$464,817
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,020,035
Affiliated issuers	79
Net realized gain (loss)	$5,020,114
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,028,316)
Affiliated issuers	29
Net unrealized gain (loss)	$(6,028,287)
Net realized and unrealized gain (loss)	$(1,008,173)
Change in net assets from operations	$(543,356)
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$464,817	$701,991
Net realized gain (loss)	5,020,114	785,115
Net unrealized gain (loss)	(6,028,287)	12,622,001
Change in net assets from operations	$(543,356)	$14,109,107
Total distributions to shareholders	$—	$(3,320,248)
Change in net assets from fund share transactions	$(3,630,520)	$(5,835,549)
Total change in net assets	$(4,173,876)	$4,953,310
Net assets
At beginning of period	85,580,054	80,626,744
At end of period	$81,406,178	$85,580,054
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.01	$8.78	$14.02	$10.91	$11.66	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.08	$0.09	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.11)	1.53	(2.48)	3.14	0.01(g)	2.56
Total from investment operations	$(0.05)	$1.62	$(2.40)	$3.23	$0.11	$2.66
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.09)	$(0.12)	$(0.09)	$(0.10)
From net realized gain	—	(0.32)	(2.75)	—	(0.77)	(2.15)
Total distributions declared to shareholders	$—	$(0.39)	$(2.84)	$(0.12)	$(0.86)	$(2.25)
Net asset value, end of period (x)	$9.96	$10.01	$8.78	$14.02	$10.91	$11.66
Total return (%) (k)(r)(s)(x)	(0.50)(n)	18.96	(18.37)	29.64	2.23	26.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56(a)	0.52	0.55	0.54	0.55	0.54
Expenses after expense reductions	0.54(a)	0.51	0.54	0.52	0.54	0.53
Net investment income (loss)	1.29(a)	1.03	0.73	0.67	1.05	0.81
Portfolio turnover rate	35(n)	51	55	78	84	59
Net assets at end of period (000 omitted)	$30,253	$32,225	$29,826	$39,073	$33,850	$35,441

See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.49	$8.34	$13.47	$10.50	$11.24	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.05	$0.05	$0.07	$0.07
Net realized and unrealized gain (loss)	(0.11)	1.45	(2.37)	3.01	0.02(g)	2.46
Total from investment operations	$(0.06)	$1.52	$(2.32)	$3.06	$0.09	$2.53
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.06)	$(0.09)	$(0.06)	$(0.06)
From net realized gain	—	(0.32)	(2.75)	—	(0.77)	(2.15)
Total distributions declared to shareholders	$—	$(0.37)	$(2.81)	$(0.09)	$(0.83)	$(2.21)
Net asset value, end of period (x)	$9.43	$9.49	$8.34	$13.47	$10.50	$11.24
Total return (%) (k)(r)(s)(x)	(0.63)(n)	18.67	(18.56)	29.17	2.14	26.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.77	0.80	0.79	0.80	0.79
Expenses after expense reductions	0.79(a)	0.76	0.79	0.77	0.79	0.78
Net investment income (loss)	1.05(a)	0.78	0.49	0.42	0.80	0.56
Portfolio turnover rate	35(n)	51	55	78	84	59
Net assets at end of period (000 omitted)	$51,153	$53,355	$50,801	$65,294	$59,371	$61,099
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$80,550,550	$—	$—	$80,550,550
Mutual Funds	840,134	—	—	840,134
Total	$81,390,684	$—	$—	$81,390,684
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$505,106
Long-term capital gains	2,815,142
Total distributions	$3,320,248
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$72,669,814
Gross appreciation	16,201,022
Gross depreciation	(7,480,152)
Net unrealized appreciation (depreciation)	$8,720,870
As of 12/31/23
Undistributed ordinary income	701,158
Undistributed long-term capital gain	685,956
Net unrealized appreciation (depreciation)	14,749,160
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$1,253,052
Service Class	—	2,067,196
Total	$—	$3,320,248
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $5,314, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $334, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $362.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0269% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $7,374, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $28,725,899 and $32,040,610, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	211,149	$2,113,536	266,149	$2,409,529
Service Class	336,105	3,167,391	391,508	3,355,326
	547,254	$5,280,927	657,657	$5,764,855
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	139,538	$1,253,052
Service Class	—	—	242,629	2,067,196
	—	$—	382,167	$3,320,248
Shares reacquired
Initial Class	(391,055)	$(3,890,218)	(586,007)	$(5,353,963)
Service Class	(531,052)	(5,021,229)	(1,107,035)	(9,566,689)
	(922,107)	$(8,911,447)	(1,693,042)	$(14,920,652)
Net change
Initial Class	(179,906)	$(1,776,682)	(180,320)	$(1,691,382)
Service Class	(194,947)	(1,853,838)	(472,898)	(4,144,167)
	(374,853)	$(3,630,520)	(653,218)	$(5,835,549)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $193 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$352,215	$7,886,302	$7,398,491	$79	$29	$840,134
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,052	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Conservative Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 58.6%
MFS Global Governments Portfolio - Initial Class (a)	2,547,139	$ 21,243,144
MFS Government Securities Portfolio - Initial Class	2,291,941	24,730,042
MFS High Yield Portfolio - Initial Class	2,605,407	13,365,737
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,257,053	26,284,416
MFS Limited Maturity Portfolio - Initial Class	2,892,161	29,384,362
MFS Total Return Bond Series - Initial Class	3,471,522	40,651,520
		$155,659,221
International Stock Funds – 8.9%
MFS International Growth Portfolio - Initial Class	340,682	$ 5,307,827
MFS International Intrinsic Value Portfolio - Initial Class	166,572	5,232,013
MFS Research International Portfolio - Initial Class	744,943	13,200,395
		$23,740,235
Non-Traditional Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	428,233	$ 5,361,479
U.S. Stock Funds – 27.5%
MFS Growth Series - Initial Class	186,205	$ 13,956,065
MFS Mid Cap Growth Series - Initial Class	1,152,209	10,634,889
MFS Mid Cap Value Portfolio - Initial Class	1,015,649	10,593,219
MFS New Discovery Series - Initial Class (a)	200,914	2,672,159
MFS New Discovery Value Portfolio - Initial Class	330,098	2,640,781
MFS Research Series - Initial Class	464,975	16,636,801
MFS Value Series - Initial Class	705,341	15,975,980
		$73,109,894
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	8,060,436	$ 8,061,242
Total Investment Companies (Identified Cost, $249,053,817)		$265,932,071
Other Assets, Less Liabilities – (0.0)%		(52,273)
Net Assets – 100.0%		$265,879,798
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $265,932,071.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VCAFS-SEM
1

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in affiliated issuers, at value (identified cost, $249,053,817)	$265,932,071
Receivables for
Investments sold	222,755
Fund shares sold	94
Other assets	865
Total assets	$266,155,785
Liabilities
Payables for
Fund shares reacquired	$235,695
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	6
Distribution and/or service fees	7,235
Payable for independent Trustees' compensation	253
Accrued expenses and other liabilities	32,607
Total liabilities	$275,987
Net assets	$265,879,798
Net assets consist of
Paid-in capital	$243,610,363
Total distributable earnings (loss)	22,269,435
Net assets	$265,879,798
Shares of beneficial interest outstanding	27,559,822
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,712,550	178,375	$9.60
Service Class	264,167,248	27,381,447	9.65
See Notes to Financial Statements
2

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$195,782
Expenses
Distribution and/or service fees	$338,110
Shareholder servicing costs	298
Administrative services fee	8,701
Independent Trustees' compensation	3,329
Custodian fee	1,758
Shareholder communications	3,539
Audit and tax fees	23,724
Legal fees	2,338
Miscellaneous	13,704
Total expenses	$395,501
Net investment income (loss)	$(199,719)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,332,072
Change in unrealized appreciation or depreciation
Affiliated issuers	$3,422,147
Net realized and unrealized gain (loss)	$7,754,219
Change in net assets from operations	$7,554,500
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(199,719)	$4,433,839
Net realized gain (loss)	4,332,072	2,143,275
Net unrealized gain (loss)	3,422,147	20,876,012
Change in net assets from operations	$7,554,500	$27,453,126
Total distributions to shareholders	$—	$(20,031,164)
Change in net assets from fund share transactions	$(22,924,583)	$(26,688,097)
Total change in net assets	$(15,370,083)	$(19,266,135)
Net assets
At beginning of period	281,249,881	300,516,016
At end of period	$265,879,798	$281,249,881
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.33	$9.12	$12.02	$11.95	$11.44	$10.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.17	$0.21	$0.23	$0.27	$0.28
Net realized and unrealized gain (loss)	0.27	0.73	(2.03)	0.60	1.09	1.47
Total from investment operations	$0.27	$0.90	$(1.82)	$0.83	$1.36	$1.75
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.25)	$(0.29)	$(0.31)	$(0.31)
From net realized gain	—	(0.41)	(0.83)	(0.47)	(0.54)	(0.58)
Total distributions declared to shareholders	$—	$(0.69)	$(1.08)	$(0.76)	$(0.85)	$(0.89)
Net asset value, end of period (x)	$9.60	$9.33	$9.12	$12.02	$11.95	$11.44
Total return (%) (k)(s)(x)	2.89(n)	10.42	(15.39)	7.00	12.31	16.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.03	0.03	0.03	0.03	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.10(a)	1.82	2.05	1.90	2.40	2.47
Portfolio turnover rate	1(n)	3	3	1	7	2
Net assets at end of period (000 omitted)	$1,713	$1,734	$1,756	$3,278	$3,061	$2,029

See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.38	$9.17	$12.06	$11.99	$11.47	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.14	$0.23	$0.19	$0.23	$0.25
Net realized and unrealized gain (loss)	0.28	0.73	(2.07)	0.60	1.11	1.47
Total from investment operations	$0.27	$0.87	$(1.84)	$0.79	$1.34	$1.72
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.22)	$(0.25)	$(0.28)	$(0.28)
From net realized gain	—	(0.41)	(0.83)	(0.47)	(0.54)	(0.58)
Total distributions declared to shareholders	$—	$(0.66)	$(1.05)	$(0.72)	$(0.82)	$(0.86)
Net asset value, end of period (x)	$9.65	$9.38	$9.17	$12.06	$11.99	$11.47
Total return (%) (k)(s)(x)	2.88(n)	10.03	(15.53)	6.70	12.06	16.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.28	0.28	0.28	0.28	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.15)(a)	1.53	2.29	1.60	1.98	2.18
Portfolio turnover rate	1(n)	3	3	1	7	2
Net assets at end of period (000 omitted)	$264,167	$279,516	$298,760	$398,737	$428,229	$433,203
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
7

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$265,932,071	$—	$—	$265,932,071
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$7,645,531
Long-term capital gains	12,385,633
Total distributions	$20,031,164
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$254,561,953
Gross appreciation	32,661,098
Gross depreciation	(21,290,980)
Net unrealized appreciation (depreciation)	$11,370,118
As of 12/31/23
Undistributed ordinary income	4,433,098
Undistributed long-term capital gain	2,333,864
Net unrealized appreciation (depreciation)	7,947,973
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$126,980
Service Class	—	19,904,184
Total	$—	$20,031,164
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $233, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $65.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0064% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $1,614,972 and $28,753,109, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	409	$3,866	1,982	$18,861
Service Class	166,293	1,581,710	409,035	3,831,650
	166,702	$1,585,576	411,017	$3,850,511
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	14,529	$126,980
Service Class	—	—	2,261,839	19,904,184
	—	$—	2,276,368	$20,031,164
Shares reacquired
Initial Class	(7,889)	$(73,538)	(23,190)	$(208,563)
Service Class	(2,569,970)	(24,436,621)	(5,465,336)	(50,361,209)
	(2,577,859)	$(24,510,159)	(5,488,526)	$(50,569,772)
Net change
Initial Class	(7,480)	$(69,672)	(6,679)	$(62,722)
Service Class	(2,403,677)	(22,854,911)	(2,794,462)	(26,625,375)
	(2,411,157)	$(22,924,583)	(2,801,141)	$(26,688,097)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $645 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$22,580,401	$344,289	$472,717	$(151,618)	$(1,057,211)	$21,243,144
MFS Global Real Estate Portfolio	5,685,100	147,367	232,653	8,587	(246,922)	5,361,479
MFS Government Securities Portfolio	27,486,684	138,066	2,680,485	(692,479)	478,256	24,730,042
MFS Growth Series	15,505,775	19,061	4,825,065	3,050,041	206,253	13,956,065
MFS High Yield Portfolio	14,110,728	30,713	1,121,275	(160,060)	505,631	13,365,737
MFS Inflation-Adjusted Bond Portfolio	28,096,340	215,888	1,216,707	(345,925)	(465,180)	26,284,416
MFS Institutional Money Market Portfolio	4,035,577	4,725,673	699,600	(77)	(331)	8,061,242
MFS International Growth Portfolio	5,683,983	11,966	725,820	177,431	160,267	5,307,827
MFS International Intrinsic Value Portfolio	5,662,330	19,551	826,221	320,422	55,931	5,232,013
MFS Limited Maturity Portfolio	30,172,755	418,060	1,766,966	(31,764)	592,277	29,384,362
MFS Mid Cap Growth Series	11,298,978	42,133	1,557,305	340,716	510,367	10,634,889
MFS Mid Cap Value Portfolio	11,320,920	38,323	1,439,900	382,018	291,858	10,593,219
MFS New Discovery Series	2,826,661	30,848	265,888	(35,956)	116,494	2,672,159
MFS New Discovery Value Portfolio	2,816,478	31,917	214,570	7,738	(782)	2,640,781
MFS Research International Portfolio	14,199,518	19,381	1,701,531	240,422	442,605	13,200,395
MFS Research Series	18,367,284	9,364	3,725,677	1,171,063	814,767	16,636,801
MFS Total Return Bond Series	44,438,938	78,717	3,872,847	(604,671)	611,383	40,651,520
MFS Value Series	17,001,466	19,328	2,107,482	656,184	406,484	15,975,980
	$281,289,916	$6,340,645	$29,452,709	$4,332,072	$3,422,147	$265,932,071
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	195,782	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$195,782	$—
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
13

MFS Global Real Estate Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Construction – 14.9%
American Homes 4 Rent, “A”, REIT	105,070	$ 3,904,401
Equity Lifestyle Properties, Inc., REIT	86,401	5,627,297
Essex Property Trust, Inc., REIT	14,892	4,053,602
Mid-America Apartment Communities, Inc., REIT	44,632	6,364,970
Sun Communities, Inc., REIT	37,240	4,481,462
		$24,431,732
Engineering - Construction – 0.8%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	461,341	$ 1,380,114
Forest & Paper Products – 3.1%
Rayonier, Inc., REIT	81,646	$ 2,375,082
Weyerhaeuser Co., REIT	93,841	2,664,146
		$5,039,228
Gaming & Lodging – 1.3%
Ryman Hospitality Properties, Inc., REIT	21,477	$ 2,144,693
Medical & Health Technology & Services – 5.4%
Encompass Health Corp.	24,397	$ 2,093,018
Universal Health Services, Inc.	11,660	2,156,284
Ventas, Inc., REIT	87,918	4,506,677
		$8,755,979
Printing & Publishing – 1.9%
Lamar Advertising Co., REIT	26,186	$ 3,130,013
Railroad & Shipping – 0.4%
Keisei Electric Railway Co. Ltd.	17,500	$ 564,073
Real Estate – 57.4%
Alexandria Real Estate Equities, Inc., REIT	31,810	$ 3,720,816
Big Yellow Group PLC, REIT	173,935	2,581,287
Boston Properties, Inc., REIT	48,194	2,966,823
Canadian Apartment Properties, REIT	83,414	2,710,246
CapitaLand India Trusts IEU, REIT	1,264,524	913,889
CapitaLand Investment Ltd.	1,317,000	2,583,495
Derwent London PLC, REIT	53,304	1,522,823
DigitalBridge Group, Inc., REIT	31,594	432,838
Douglas Emmett, Inc., REIT	132,170	1,759,183
Extra Space Storage, Inc., REIT	46,703	7,258,113
Farmland Partners, Inc., REIT	77,754	896,504
Federal Realty Investment Trust, REIT	42,463	4,287,489
Goodman Group, REIT	363,630	8,380,374
Grainger PLC	758,365	2,334,310
Japan Logistics Fund, Inc., REIT	674	1,115,206
Japan Metropolitan Fund Investment Corp., REIT	3,192	1,795,487
Kimco Realty Corp., REIT	196,956	3,832,764
Mitsubishi Estate Co. Ltd.	148,700	2,342,459
Mitsui Fudosan Co. Ltd.	596,000	5,482,122
VREFS-SEM
1

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage, REIT	1,451,930	$ 2,227,739
NNN REIT, Inc.	79,598	3,390,875
Parkway Real Estate LLC, REIT	332,800	858,997
Prologis, Inc., REIT	126,683	14,227,768
Rexford Industrial Realty, Inc., REIT	76,405	3,406,899
Rural Funds Group, REIT	261,163	347,949
SEGRO PLC, REIT	263,392	2,990,590
Shaftesbury Capital PLC, REIT	965,341	1,698,639
Shurgard Self Storage Ltd., REIT	47,560	1,836,185
Sino Land Co. Ltd.	1,892,613	1,951,010
Star Asia Investment Corp., REIT	2,314	858,635
Vonovia SE, REIT	113,347	3,217,235
		$93,928,749
Telecommunications - Wireless – 2.8%
Cellnex Telecom S.A.	62,926	$ 2,042,218
SBA Communications Corp., REIT	12,801	2,512,837
		$4,555,055
Telephone Services – 10.9%
Digital Realty Trust, Inc., REIT	37,701	$ 5,732,437
Equinix, Inc., REIT	12,811	9,692,803
Helios Towers PLC (a)	1,591,198	2,341,307
		$17,766,547
Total Common Stocks (Identified Cost, $138,858,495)		$161,696,183
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $1,391,766)	1,391,720	$ 1,391,860
Other Assets, Less Liabilities – 0.3%		445,205
Net Assets – 100.0%		$163,533,248
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,391,860 and $161,696,183, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements
2

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $138,858,495)	$161,696,183
Investments in affiliated issuers, at value (identified cost, $1,391,766)	1,391,860
Foreign currency, at value (identified cost, $78,762)	78,726
Receivables for
Investments sold	36,375
Fund shares sold	94,703
Dividends	510,343
Receivable from investment adviser	2,346
Other assets	1,232
Total assets	$163,811,768
Liabilities
Payables for
Fund shares reacquired	$218,138
Payable to affiliates
Administrative services fee	367
Shareholder servicing costs	11
Distribution and/or service fees	1,642
Payable for independent Trustees' compensation	38
Payable for audit and tax fees	33,146
Accrued expenses and other liabilities	25,178
Total liabilities	$278,520
Net assets	$163,533,248
Net assets consist of
Paid-in capital	$141,919,921
Total distributable earnings (loss)	21,613,327
Net assets	$163,533,248
Shares of beneficial interest outstanding	12,197,280
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$102,938,952	8,219,341	$12.52
Service Class	60,594,296	3,977,939	15.23
See Notes to Financial Statements
3

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$2,774,216
Dividends from affiliated issuers	98,060
Other	4,684
Foreign taxes withheld	(110,542)
Total investment income	$2,766,418
Expenses
Management fee	$721,811
Distribution and/or service fees	72,590
Shareholder servicing costs	857
Administrative services fee	16,593
Independent Trustees' compensation	2,410
Custodian fee	19,035
Shareholder communications	3,449
Audit and tax fees	44,480
Legal fees	448
Miscellaneous	13,929
Total expenses	$895,602
Reduction of expenses by investment adviser	(100,004)
Net expenses	$795,598
Net investment income (loss)	$1,970,820
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,029,277
Affiliated issuers	(4)
Foreign currency	(31,119)
Net realized gain (loss)	$1,998,154
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,022,209)
Affiliated issuers	94
Translation of assets and liabilities in foreign currencies	21
Net unrealized gain (loss)	$(11,022,094)
Net realized and unrealized gain (loss)	$(9,023,940)
Change in net assets from operations	$(7,053,120)
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$1,970,820	$2,978,119
Net realized gain (loss)	1,998,154	(6,843,867)
Net unrealized gain (loss)	(11,022,094)	21,475,108
Change in net assets from operations	$(7,053,120)	$17,609,360
Total distributions to shareholders	$—	$(11,894,771)
Change in net assets from fund share transactions	$3,985,728	$948,214
Total change in net assets	$(3,067,392)	$6,662,803
Net assets
At beginning of period	166,600,640	159,937,837
At end of period	$163,533,248	$166,600,640
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$13.08	$12.78	$19.21	$14.98	$15.91	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.25	$0.25	$0.22	$0.28	$0.35
Net realized and unrealized gain (loss)	(0.72)	1.08	(5.30)	4.27	(0.14)	3.14
Total from investment operations	$(0.56)	$1.33	$(5.05)	$4.49	$0.14	$3.49
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.26)	$(0.26)	$(0.70)	$(0.58)
From net realized gain	—	(0.92)	(1.12)	—	(0.37)	(0.10)
Total distributions declared to shareholders	$—	$(1.03)	$(1.38)	$(0.26)	$(1.07)	$(0.68)
Net asset value, end of period (x)	$12.52	$13.08	$12.78	$19.21	$14.98	$15.91
Total return (%) (k)(r)(s)(x)	(4.28)(n)	11.46	(26.94)	30.12	1.49	26.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.01	1.01	1.01	1.02	1.01
Expenses after expense reductions	0.90(a)	0.91	0.92	0.92	0.92	0.92
Net investment income (loss)	2.54(a)	1.95	1.65	1.27	2.00	2.31
Portfolio turnover rate	23(n)	39	32	26	43	36
Net assets at end of period (000 omitted)	$102,939	$106,155	$104,737	$149,746	$127,523	$132,530

See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$15.93	$15.33	$22.70	$17.66	$18.56	$15.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.26	$0.26	$0.20	$0.29	$0.36
Net realized and unrealized gain (loss)	(0.88)	1.33(g)	(6.30)	5.06	(0.17)(g)	3.66
Total from investment operations	$(0.70)	$1.59	$(6.04)	$5.26	$0.12	$4.02
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.21)	$(0.22)	$(0.65)	$(0.53)
From net realized gain	—	(0.92)	(1.12)	—	(0.37)	(0.10)
Total distributions declared to shareholders	$—	$(0.99)	$(1.33)	$(0.22)	$(1.02)	$(0.63)
Net asset value, end of period (x)	$15.23	$15.93	$15.33	$22.70	$17.66	$18.56
Total return (%) (k)(r)(s)(x)	(4.39)(n)	11.20	(27.14)	29.87	1.15	26.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.26	1.26	1.26	1.27	1.26
Expenses after expense reductions	1.15(a)	1.16	1.17	1.17	1.17	1.17
Net investment income (loss)	2.31(a)	1.71	1.42	1.02	1.75	2.07
Portfolio turnover rate	23(n)	39	32	26	43	36
Net assets at end of period (000 omitted)	$60,594	$60,446	$55,200	$69,356	$58,035	$58,508
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
8

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$107,619,794	$—	$—	$107,619,794
United Kingdom	13,468,956	—	—	13,468,956
Japan	2,654,122	9,503,860	—	12,157,982
Australia	2,227,739	8,728,323	—	10,956,062
Singapore	4,356,381	—	—	4,356,381
Germany	—	3,217,235	—	3,217,235
Canada	2,710,246	—	—	2,710,246
Spain	—	2,042,218	—	2,042,218
Hong Kong	1,951,010	—	—	1,951,010
Other Countries	3,216,299	—	—	3,216,299
Mutual Funds	1,391,860	—	—	1,391,860
Total	$139,596,407	$23,491,636	$—	$163,088,043
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the
9

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$1,172,535
Long-term capital gains	10,722,236
Total distributions	$11,894,771
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$141,899,271
Gross appreciation	26,626,959
Gross depreciation	(5,438,187)
Net unrealized appreciation (depreciation)	$21,188,772
As of 12/31/23
Undistributed ordinary income	3,109,719
Capital loss carryforwards	(6,649,652)
Other temporary differences	(4,507)
Net unrealized appreciation (depreciation)	32,210,887
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Short-Term	$(742,781)
Long-Term	(5,906,871)
Total	$(6,649,652)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$8,312,022
Service Class	—	3,582,749
Total	$—	$11,894,771
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $10,444, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $89,560, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $425, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $432.
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0207% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $4,576, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $44,388,512 and $36,912,790, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	750,820	$9,447,891	845,294	$10,402,690
Service Class	544,704	8,277,793	597,307	9,012,339
	1,295,524	$17,725,684	1,442,601	$19,415,029
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	712,866	$8,312,022
Service Class	—	—	252,129	3,582,749
	—	$—	964,995	$11,894,771
Shares reacquired
Initial Class	(649,118)	$(8,201,140)	(1,635,425)	$(20,471,899)
Service Class	(362,377)	(5,538,816)	(653,939)	(9,889,687)
	(1,011,495)	$(13,739,956)	(2,289,364)	$(30,361,586)
Net change
Initial Class	101,702	$1,246,751	(77,265)	$(1,757,187)
Service Class	182,327	2,738,977	195,497	2,705,401
	284,029	$3,985,728	118,232	$948,214
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 18%, 9%, and 3%, respectively, of the value of outstanding voting shares of the fund.
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $388 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,863	$30,844,415	$29,456,508	$(4)	$94	$1,391,860
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$98,060	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Growth Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 19.2%
MFS Global Governments Portfolio - Initial Class (a)	1,394,460	$ 11,629,795
MFS High Yield Portfolio - Initial Class	2,849,419	14,617,518
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,765,020	14,243,712
MFS Limited Maturity Portfolio - Initial Class	287,498	2,920,983
MFS Total Return Bond Series - Initial Class	1,067,937	12,505,546
		$55,917,554
International Stock Funds – 20.9%
MFS Emerging Markets Equity Portfolio - Initial Class	218,226	$ 2,924,230
MFS International Growth Portfolio - Initial Class	933,187	14,539,047
MFS International Intrinsic Value Portfolio - Initial Class	461,815	14,505,604
MFS Research International Portfolio - Initial Class	1,639,391	29,050,010
		$61,018,891
Non-Traditional Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,173,132	$ 14,687,613
U.S. Stock Funds – 52.5%
MFS Growth Series - Initial Class	397,198	$ 29,769,966
MFS Mid Cap Growth Series - Initial Class	2,847,442	26,281,892
MFS Mid Cap Value Portfolio - Initial Class	2,517,477	26,257,280
MFS New Discovery Series - Initial Class (a)	442,760	5,888,713
MFS New Discovery Value Portfolio - Initial Class	734,021	5,872,172
MFS Research Series - Initial Class	752,298	26,917,215
MFS Value Series - Initial Class	1,416,292	32,079,018
		$153,066,256
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	6,698,084	$ 6,698,754
Total Investment Companies (Identified Cost, $218,933,311)		$291,389,068
Other Assets, Less Liabilities – 0.1%		167,221
Net Assets – 100.0%		$291,556,289
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $291,389,068.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VGAFS-SEM
1

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in affiliated issuers, at value (identified cost, $218,933,311)	$291,389,068
Receivables for
Investments sold	196,798
Fund shares sold	275,306
Other assets	1,013
Total assets	$291,862,185
Liabilities
Payables for
Investments purchased	$141,389
Fund shares reacquired	127,298
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	7
Distribution and/or service fees	7,884
Accrued expenses and other liabilities	29,127
Total liabilities	$305,896
Net assets	$291,556,289
Net assets consist of
Paid-in capital	$207,923,475
Total distributable earnings (loss)	83,632,814
Net assets	$291,556,289
Shares of beneficial interest outstanding	28,596,965
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,207,169	315,426	$10.17
Service Class	288,349,120	28,281,539	10.20
See Notes to Financial Statements
2

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$163,935
Expenses
Distribution and/or service fees	$358,242
Shareholder servicing costs	380
Administrative services fee	8,702
Independent Trustees' compensation	3,362
Custodian fee	1,545
Shareholder communications	2,566
Audit and tax fees	23,723
Legal fees	2,264
Miscellaneous	13,691
Total expenses	$414,475
Net investment income (loss)	$(250,540)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,439,324
Change in unrealized appreciation or depreciation
Affiliated issuers	$13,366,948
Net realized and unrealized gain (loss)	$17,806,272
Change in net assets from operations	$17,555,732
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(250,540)	$2,774,458
Net realized gain (loss)	4,439,324	7,244,895
Net unrealized gain (loss)	13,366,948	27,758,166
Change in net assets from operations	$17,555,732	$37,777,519
Total distributions to shareholders	$—	$(29,198,608)
Change in net assets from fund share transactions	$(10,185,276)	$14,647,529
Total change in net assets	$7,370,456	$23,226,440
Net assets
At beginning of period	284,185,833	260,959,393
At end of period	$291,556,289	$284,185,833
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.56	$9.35	$13.27	$12.38	$11.93	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00(w)	$0.13	$0.26	$0.17	$0.23	$0.22
Net realized and unrealized gain (loss)	0.61	1.21	(2.64)	1.75	1.53	2.53
Total from investment operations	$0.61	$1.34	$(2.38)	$1.92	$1.76	$2.75
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.19)	$(0.23)	$(0.25)	$(0.29)
From net realized gain	—	(0.87)	(1.35)	(0.80)	(1.06)	(1.17)
Total distributions declared to shareholders	$—	$(1.13)	$(1.54)	$(1.03)	$(1.31)	$(1.46)
Net asset value, end of period (x)	$10.17	$9.56	$9.35	$13.27	$12.38	$11.93
Total return (%) (k)(s)(x)	6.38(n)	15.29	(18.27)	15.76	15.80	26.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04(a)	0.03	0.04	0.03	0.04	0.03
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.07(a)	1.32	2.37	1.31	2.02	1.88
Portfolio turnover rate	4(n)	9	2	2	6	0(b)
Net assets at end of period (000 omitted)	$3,207	$3,311	$2,817	$4,564	$4,602	$3,905

See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.60	$9.38	$13.30	$12.40	$11.95	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.10	$0.23	$0.14	$0.18	$0.20
Net realized and unrealized gain (loss)	0.61	1.22	(2.64)	1.76	1.55	2.52
Total from investment operations	$0.60	$1.32	$(2.41)	$1.90	$1.73	$2.72
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.16)	$(0.20)	$(0.22)	$(0.25)
From net realized gain	—	(0.87)	(1.35)	(0.80)	(1.06)	(1.17)
Total distributions declared to shareholders	$—	$(1.10)	$(1.51)	$(1.00)	$(1.28)	$(1.42)
Net asset value, end of period (x)	$10.20	$9.60	$9.38	$13.30	$12.40	$11.95
Total return (%) (k)(s)(x)	6.25(n)	15.03	(18.50)	15.54	15.46	26.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.28	0.29	0.28	0.29	0.28
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.18)(a)	1.04	2.10	1.09	1.57	1.70
Portfolio turnover rate	4(n)	9	2	2	6	0(b)
Net assets at end of period (000 omitted)	$288,349	$280,875	$258,142	$352,021	$354,270	$351,229
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
7

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$291,389,068	$—	$—	$291,389,068
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
8

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$6,082,129
Long-term capital gains	23,116,479
Total distributions	$29,198,608
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$223,484,107
Gross appreciation	74,670,934
Gross depreciation	(6,765,973)
Net unrealized appreciation (depreciation)	$67,904,961
As of 12/31/23
Undistributed ordinary income	3,143,296
Undistributed long-term capital gain	8,395,773
Net unrealized appreciation (depreciation)	54,538,013
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$352,685
Service Class	—	28,845,923
Total	$—	$29,198,608
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $292, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $88.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0060% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $12,665,884 and $26,455,774, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,632	$25,898	29,996	$292,939
Service Class	1,363,005	13,499,179	2,359,241	21,961,796
	1,365,637	$13,525,077	2,389,237	$22,254,735
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	39,851	$352,685
Service Class	—	—	3,244,761	28,845,923
	—	$—	3,284,612	$29,198,608
Shares reacquired
Initial Class	(33,497)	$(339,551)	(24,918)	$(238,481)
Service Class	(2,341,767)	(23,370,802)	(3,865,500)	(36,567,333)
	(2,375,264)	$(23,710,353)	(3,890,418)	$(36,805,814)
Net change
Initial Class	(30,865)	$(313,653)	44,929	$407,143
Service Class	(978,762)	(9,871,623)	1,738,502	14,240,386
	(1,009,627)	$(10,185,276)	1,783,431	$14,647,529
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $666 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$2,862,264	$176,565	$334,720	$(15,994)	$236,115	$2,924,230
MFS Global Governments Portfolio	11,352,546	1,258,902	352,287	(113,626)	(515,740)	11,629,795
MFS Global Real Estate Portfolio	14,188,750	1,708,559	613,349	(5,993)	(590,354)	14,687,613
MFS Growth Series	29,850,970	1,027,655	7,769,823	3,299,838	3,361,326	29,769,966
MFS High Yield Portfolio	14,219,556	954,514	927,607	(185,995)	557,050	14,617,518
MFS Inflation-Adjusted Bond Portfolio	14,112,420	1,104,193	564,047	(161,590)	(247,264)	14,243,712
MFS Institutional Money Market Portfolio	3,358,555	9,497,680	6,157,164	(463)	146	6,698,754
MFS International Growth Portfolio	14,273,184	441,343	1,065,613	69,246	820,887	14,539,047
MFS International Intrinsic Value Portfolio	14,232,591	431,636	1,146,148	125,071	862,454	14,505,604
MFS Limited Maturity Portfolio	2,842,636	219,842	196,220	(3,819)	58,544	2,920,983
MFS Mid Cap Growth Series	25,557,520	927,645	2,169,434	210,208	1,755,953	26,281,892
MFS Mid Cap Value Portfolio	25,546,501	904,812	1,776,211	162,864	1,419,314	26,257,280
MFS New Discovery Series	5,637,976	410,283	325,536	(43,995)	209,985	5,888,713
MFS New Discovery Value Portfolio	5,631,032	479,675	255,561	613	16,413	5,872,172
MFS Research International Portfolio	28,540,206	910,930	1,840,967	116,643	1,323,198	29,050,010
MFS Research Series	26,992,233	454,748	3,599,309	1,113,527	1,956,016	26,917,215
MFS Total Return Bond Series	13,495,657	556,005	1,550,728	(253,174)	257,786	12,505,546
MFS Value Series	31,337,573	698,577	1,968,214	125,963	1,885,119	32,079,018
	$284,032,170	$22,163,564	$32,612,938	$4,439,324	$13,366,948	$291,389,068
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	163,935	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$163,935	$—
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
13

MFS Inflation-Adjusted Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.0%
Asset-Backed & Securitized – 1.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.124%, 11/15/2054 (i)		$2,079,500	$ 94,285
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		138,796	138,661
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.933% (SOFR - 1mo. + 0.6%), 2/18/2028		594,000	593,997
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.401%, 7/15/2054 (i)		2,056,666	128,229
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.723%, 2/15/2054 (i)		1,313,381	101,734
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.37%, 2/15/2054 (i)		4,246,169	239,731
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.261%, 3/15/2054 (i)		2,511,606	125,438
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.372%, 7/15/2054 (i)		3,267,362	186,069
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.38%, 8/15/2054 (i)		3,909,661	240,973
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.4%, 2/15/2054 (i)		3,235,487	205,756
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.142%, 6/15/2064 (i)		1,290,797	66,006
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		147,397	147,617
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.409%, 5/15/2054 (i)		1,645,701	95,484
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)		1,974,693	102,253
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		208,503	208,264
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.643%, 8/15/2054 (i)		1,436,250	103,549
			$2,778,046
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 282,017
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$ 78,610
International Market Sovereign – 48.5%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	419,292	$ 243,466
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		1,755,269	1,172,103
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,729,267	1,021,148
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	1,577,937	1,548,073
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	7,970,036	6,756,922
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		974,594	805,991
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	415,252,600	2,651,949
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		232,599,900	1,544,739
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,801,283	1,132,771
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	4,575,594	4,870,950
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		3,521,233	3,581,004
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,005,868	2,287,688
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		1,533,259	1,620,288
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		487,828	404,021
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		328,880	261,106
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,517,526	3,469,560
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		8,308,993	8,492,801
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		3,370,995	3,714,344
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		864,660	958,848
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	4,451,292	5,544,104
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		308,153	383,128
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		3,236,173	4,622,538
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,588,380	4,669,657
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,170,370	3,751,806
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,065,760	2,378,918
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		633,668	640,175
VIAFS-SEM
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,500,927	$ 1,464,732
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,025,373	2,261,725
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		703,607	718,836
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,210,906	2,067,457
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		448,699	551,460
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,436,937	2,080,067
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,181,959	1,085,489
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		561,754	451,419
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,241,189	981,166
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		212,279	173,156
			$80,363,605
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$ 484,882
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	141,804
			$626,686
Mortgage-Backed – 0.9%
Freddie Mac, 0.443%, 5/25/2029 (i)		$2,666,765	$ 54,924
Freddie Mac, 1.914%, 4/25/2030 (i)		564,669	50,081
Freddie Mac, 1.769%, 5/25/2030 (i)		1,221,668	103,353
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	39,557
Freddie Mac, 0.417%, 1/25/2031 (i)		4,862,531	79,634
Freddie Mac, 0.872%, 1/25/2031 (i)		1,882,263	81,502
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	72,499
Freddie Mac, 0.609%, 3/25/2031 (i)		5,905,422	159,579
Freddie Mac, 1.324%, 5/25/2031 (i)		709,327	48,650
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	63,072
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	147,243
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	70,093
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	154,033
Freddie Mac, 0.596%, 12/25/2031 (i)		6,916,623	210,743
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	38,692
Freddie Mac, 0.431%, 5/25/2033 (i)		3,200,000	73,222
			$1,446,877
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$320,000	$ 292,131
U.S. Treasury Inflation Protected Securities – 44.2%
U.S. Treasury Bonds, 0.375%, 1/15/2027 (f)		$17,555,720	$ 16,686,870
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,639,257	1,622,168
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,318,342	8,058,483
U.S. Treasury Bonds, 0.75%, 2/15/2045		4,027,848	3,016,110
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,758,829	2,700,913
U.S. Treasury Notes, 0.5%, 1/15/2028		749,979	706,677
U.S. Treasury Notes, 0.875%, 1/15/2029		10,865,400	10,293,037
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		24,920,898	21,996,502
U.S. Treasury Notes, 0.125%, 1/15/2032		9,292,069	8,044,117
			$73,124,877
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.9%
U.S. Treasury Bonds, 1.75%, 1/15/2034	$326,410	$ 316,696
U.S. Treasury Bonds, 2.125%, 2/15/2054	1,190,222	1,156,842
		$1,473,538
Total Bonds (Identified Cost, $178,142,178)		$160,466,387
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $4,233,355)	4,233,212	$ 4,233,635
Other Assets, Less Liabilities – 0.5%		795,747
Net Assets – 100.0%		$165,495,769
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,233,635 and $160,466,387, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,624,340, representing 4.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 6/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,261,961	USD	842,137	Barclays Bank PLC	7/19/2024	$97
AUD	101,983	USD	66,856	HSBC Bank	7/19/2024	1,208
AUD	956,938	USD	632,232	Morgan Stanley Capital Services, Inc.	7/19/2024	6,430
AUD	2,541,221	USD	1,693,449	State Street Bank Corp.	7/19/2024	2,566
3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
AUD	2,139,662	USD	1,408,433	UBS AG	7/19/2024	$19,581
EUR	340,469	USD	364,201	JPMorgan Chase Bank N.A.	7/19/2024	714
GBP	183,270	USD	228,072	Barclays Bank PLC	7/19/2024	3,623
GBP	2,814,948	USD	3,499,909	Brown Brothers Harriman	7/19/2024	58,823
GBP	145,417	USD	182,519	State Street Bank Corp.	7/19/2024	1,322
NOK	9,106,882	USD	852,224	Brown Brothers Harriman	7/19/2024	1,095
NOK	9,158,171	USD	842,668	HSBC Bank	7/19/2024	15,457
NZD	2,829,433	USD	1,678,807	Goldman Sachs International	7/19/2024	44,604
SEK	12,876,407	USD	1,201,247	Deutsche Bank AG	7/19/2024	14,633
USD	852,448	AUD	1,274,314	JPMorgan Chase Bank N.A.	7/19/2024	1,969
USD	184,861	CAD	252,408	Merrill Lynch International	7/19/2024	287
USD	1,568,251	CAD	2,143,466	State Street Bank Corp.	7/19/2024	833
USD	119,930	EUR	111,283	Brown Brothers Harriman	7/19/2024	656
USD	493,122	EUR	459,175	HSBC Bank	7/19/2024	978
USD	1,835,482	EUR	1,706,150	JPMorgan Chase Bank N.A.	7/19/2024	6,827
USD	1,033,127	EUR	962,534	Morgan Stanley Capital Services, Inc.	7/19/2024	1,481
USD	50,904	JPY	7,778,600	Citibank N.A.	7/19/2024	2,432
USD	902,622	JPY	140,305,737	Morgan Stanley Capital Services, Inc.	7/19/2024	28,307
USD	837,357	NZD	1,366,782	Merrill Lynch International	7/19/2024	4,849
USD	1,790,947	NZD	2,892,422	State Street Bank Corp.	7/19/2024	29,170
USD	186,395	SEK	1,938,116	Merrill Lynch International	7/19/2024	3,384
						$251,326
Liability Derivatives
CAD	352,300	USD	258,241	UBS AG	7/19/2024	$(620)
CHF	748,427	USD	837,551	Barclays Bank PLC	7/19/2024	(2,830)
DKK	1,853,216	USD	268,439	State Street Bank Corp.	7/19/2024	(2,065)
EUR	682,406	USD	741,262	Barclays Bank PLC	7/19/2024	(9,857)
EUR	1,562,567	USD	1,684,474	Deutsche Bank AG	7/19/2024	(9,711)
EUR	5,194,551	USD	5,613,219	HSBC Bank	7/19/2024	(45,688)
EUR	294,565	USD	319,530	Morgan Stanley Capital Services, Inc.	7/19/2024	(3,815)
EUR	258,854	USD	280,486	UBS AG	7/19/2024	(3,046)
GBP	315,209	USD	399,221	JPMorgan Chase Bank N.A.	7/19/2024	(725)
GBP	132,118	USD	168,799	Merrill Lynch International	7/19/2024	(1,772)
GBP	656,029	USD	834,819	Morgan Stanley Capital Services, Inc.	7/19/2024	(5,450)
JPY	1,166,682	USD	7,739	Merrill Lynch International	7/19/2024	(469)
NZD	2,786,444	USD	1,699,023	Brown Brothers Harriman	7/19/2024	(1,797)
NZD	1,390,720	USD	851,332	State Street Bank Corp.	7/19/2024	(4,244)
USD	3,016,153	AUD	4,615,807	HSBC Bank	7/19/2024	(64,445)
USD	1,264,634	AUD	1,947,360	Morgan Stanley Capital Services, Inc.	7/19/2024	(35,037)
USD	50,957	AUD	78,134	NatWest Markets PLC	7/19/2024	(1,190)
USD	2,594,612	CAD	3,576,796	Goldman Sachs International	7/19/2024	(20,933)
USD	3,224,890	CAD	4,427,406	State Street Bank Corp.	7/19/2024	(12,667)
USD	861,038	CHF	778,861	HSBC Bank	7/19/2024	(7,625)
USD	890,971	EUR	834,830	Brown Brothers Harriman	7/19/2024	(3,802)
USD	5,897,038	EUR	5,517,913	Morgan Stanley Capital Services, Inc.	7/19/2024	(17,073)
USD	5,666	EUR	5,292	State Street Bank Corp.	7/19/2024	(6)
USD	185,209	GBP	147,957	Barclays Bank PLC	7/19/2024	(1,841)
USD	839,465	GBP	671,831	Brown Brothers Harriman	7/19/2024	(9,881)
USD	1,077,908	GBP	866,664	Morgan Stanley Capital Services, Inc.	7/19/2024	(17,752)
USD	231,615	NZD	387,856	State Street Bank Corp.	7/19/2024	(4,628)
USD	800,654	SEK	8,700,137	Brown Brothers Harriman	7/19/2024	(20,874)
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	851,841	SEK	9,114,711	Morgan Stanley Capital Services, Inc.	7/19/2024	$(8,834)
						$(318,677)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	49	$3,971,434	September – 2024	$28,150
Euro-Bobl 5 yr	Long	EUR	8	997,611	September – 2024	6,066
Euro-Schatz 2 yr	Long	EUR	91	10,301,147	September – 2024	52,061
U.S. Treasury Note 2 yr	Long	USD	26	5,309,687	September – 2024	14,056
						$100,333
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,369,716	September – 2024	$(19,224)
U.S. Treasury Ultra Bond 30 yr	Short	USD	10	1,253,437	September – 2024	(11,992)
						$(31,216)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	USA-CPI-U / At Maturity	2.6365% / At Maturity	$(1,415)	$—	$(1,415)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
2/08/26	USD	9,000,000	Merrill Lynch International	USA-CPI-U / At Maturity	2.203% / At Maturity	$89,037	$—	$89,037
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	18,941	—	18,941
						$107,978	$—	$107,978
At June 30, 2024, the fund had other liquid securities with an aggregate value of $380,679 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
5

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $178,142,178)	$160,466,387
Investments in affiliated issuers, at value (identified cost, $4,233,355)	4,233,635
Cash	1,475
Foreign currency, at value (identified cost, $7)	7
Receivables for
Net daily variation margin on open cleared swap agreements	3,518
Forward foreign currency exchange contracts	251,326
Net daily variation margin on open futures contracts	16,393
Investments sold	345,767
Fund shares sold	12,016
Interest	466,898
Uncleared swaps, at value	107,978
Other assets	604
Total assets	$165,906,004
Liabilities
Payables for
Forward foreign currency exchange contracts	$318,677
Fund shares reacquired	38,686
Payable to affiliates
Investment adviser	8,834
Administrative services fee	372
Shareholder servicing costs	4
Distribution and/or service fees	2,129
Payable for independent Trustees' compensation	265
Payable for custodian fee	12,773
Payable for audit and tax fees	19,061
Accrued expenses and other liabilities	9,434
Total liabilities	$410,235
Net assets	$165,495,769
Net assets consist of
Paid-in capital	$198,001,152
Total distributable earnings (loss)	(32,505,383)
Net assets	$165,495,769
Shares of beneficial interest outstanding	20,633,308
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$87,814,876	10,878,199	$8.07
Service Class	77,680,893	9,755,109	7.96
See Notes to Financial Statements
6

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$3,822,091
Dividends from affiliated issuers	118,976
Total investment income	$3,941,067
Expenses
Management fee	$421,155
Distribution and/or service fees	98,977
Shareholder servicing costs	242
Administrative services fee	17,167
Independent Trustees' compensation	2,466
Custodian fee	13,652
Shareholder communications	2,426
Audit and tax fees	27,305
Legal fees	499
Miscellaneous	17,713
Total expenses	$601,602
Reduction of expenses by investment adviser	(10,967)
Net expenses	$590,635
Net investment income (loss)	$3,350,432
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,112,730)
Affiliated issuers	(379)
Futures contracts	(294,873)
Forward foreign currency exchange contracts	(217,525)
Foreign currency	15,821
Net realized gain (loss)	$(2,609,686)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,069,690)
Affiliated issuers	90
Futures contracts	(50,506)
Swap agreements	106,563
Forward foreign currency exchange contracts	164,043
Translation of assets and liabilities in foreign currencies	(7,791)
Net unrealized gain (loss)	$(5,857,291)
Net realized and unrealized gain (loss)	$(8,466,977)
Change in net assets from operations	$(5,116,545)
See Notes to Financial Statements
7

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$3,350,432	$7,186,762
Net realized gain (loss)	(2,609,686)	(13,134,690)
Net unrealized gain (loss)	(5,857,291)	10,588,641
Change in net assets from operations	$(5,116,545)	$4,640,713
Total distributions to shareholders	$—	$(5,200,231)
Change in net assets from fund share transactions	$(5,280,176)	$(9,083,344)
Total change in net assets	$(10,396,721)	$(9,642,862)
Net assets
At beginning of period	175,892,490	185,535,352
At end of period	$165,495,769	$175,892,490
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.31	$8.34	$11.93	$12.06	$10.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.63	$0.34	$0.05	$0.12
Net realized and unrealized gain (loss)	(0.40)	(0.12)	(3.15)	(0.14)	1.40	0.72
Total from investment operations	$(0.24)	$0.22	$(2.52)	$0.20	$1.45	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.45)	$(0.13)	$(0.05)	$(0.18)
From net realized gain	—	—	(0.62)	(0.20)	(0.15)	—
Total distributions declared to shareholders	$—	$(0.25)	$(1.07)	$(0.33)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$8.07	$8.31	$8.34	$11.93	$12.06	$10.81
Total return (%) (k)(r)(s)(x)	(2.89)(n)	2.86	(21.65)	1.63	13.55	8.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.58	0.58	0.57	0.58	0.57
Expenses after expense reductions	0.58(a)	0.56	0.57	0.56	0.57	0.56
Net investment income (loss)	4.10(a)(l)	4.16	6.42	2.88	0.45	1.11
Portfolio turnover rate	27(n)	98	126	96	46	62
Net assets at end of period (000 omitted)	$87,815	$92,313	$94,432	$126,161	$132,577	$131,221

See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.21	$8.24	$11.78	$11.92	$10.69	$10.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.32	$0.60	$0.31	$0.02	$0.09
Net realized and unrealized gain (loss)	(0.40)	(0.12)	(3.10)	(0.15)	1.38	0.72
Total from investment operations	$(0.25)	$0.20	$(2.50)	$0.16	$1.40	$0.81
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.42)	$(0.10)	$(0.02)	$(0.15)
From net realized gain	—	—	(0.62)	(0.20)	(0.15)	—
Total distributions declared to shareholders	$—	$(0.23)	$(1.04)	$(0.30)	$(0.17)	$(0.15)
Net asset value, end of period (x)	$7.96	$8.21	$8.24	$11.78	$11.92	$10.69
Total return (%) (k)(r)(s)(x)	(3.05)(n)	2.58	(21.76)	1.32	13.21	8.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.83	0.83	0.82	0.83	0.82
Expenses after expense reductions	0.83(a)	0.81	0.82	0.81	0.82	0.81
Net investment income (loss)	3.84(a)(l)	3.91	6.17	2.64	0.19	0.86
Portfolio turnover rate	27(n)	98	126	96	46	62
Net assets at end of period (000 omitted)	$77,681	$83,580	$91,104	$122,740	$126,471	$125,926
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
11

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$74,598,415	$—	$74,598,415
Non - U.S. Sovereign Debt	—	80,363,605	—	80,363,605
Municipal Bonds	—	292,131	—	292,131
U.S. Corporate Bonds	—	987,313	—	987,313
Residential Mortgage-Backed Securities	—	1,446,877	—	1,446,877
Commercial Mortgage-Backed Securities	—	1,689,507	—	1,689,507
Asset-Backed Securities (including CDOs)	—	1,088,539	—	1,088,539
Mutual Funds	4,233,635	—	—	4,233,635
Total	$4,233,635	$160,466,387	$—	$164,700,022
Other Financial Instruments
Futures Contracts – Assets	$100,333	$—	$—	$100,333
Futures Contracts – Liabilities	(31,216)	—	—	(31,216)
Forward Foreign Currency Exchange Contracts – Assets	—	251,326	—	251,326
Forward Foreign Currency Exchange Contracts – Liabilities	—	(318,677)	—	(318,677)
Swap Agreements – Assets	—	107,978	—	107,978
Swap Agreements – Liabilities	—	(1,415)	—	(1,415)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
12

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$100,333	$(31,216)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	251,326	(318,677)
Interest Rate	Cleared Swap Agreements	—	(1,415)
Interest Rate	Uncleared Swap Agreements	107,978	—
Total		$459,637	$(351,308)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(294,873)	$—
Foreign Exchange	—	(217,525)
Total	$(294,873)	$(217,525)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(50,506)	$106,563	$—
Foreign Exchange	—	—	164,043
Total	$(50,506)	$106,563	$164,043
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$5,200,231
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$183,928,969
Gross appreciation	466,683
Gross depreciation	(19,695,630)
Net unrealized appreciation (depreciation)	$(19,228,947)
As of 12/31/23
Undistributed ordinary income	5,597,082
Capital loss carryforwards	(19,833,935)
Other temporary differences	6,493
Net unrealized appreciation (depreciation)	(13,158,478)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,610,169)
Long-Term	(7,223,766)
Total	$(19,833,935)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$2,821,534
Service Class	—	2,378,697
Total	$—	$5,200,231
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $10,967, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $143, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $99.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0204% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$10,892,426	$14,853,394
Non-U.S. Government securities	33,423,248	38,313,522
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	202,738	$1,636,555	320,550	$2,600,542
Service Class	615,844	4,925,375	864,541	7,041,873
	818,582	$6,561,930	1,185,091	$9,642,415
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	358,974	$2,821,534
Service Class	—	—	306,139	2,378,697
	—	$—	665,113	$5,200,231
Shares reacquired
Initial Class	(435,818)	$(3,514,223)	(888,188)	$(7,270,902)
Service Class	(1,046,502)	(8,327,883)	(2,044,840)	(16,655,088)
	(1,482,320)	$(11,842,106)	(2,933,028)	$(23,925,990)
Net change
Initial Class	(233,080)	$(1,877,668)	(208,664)	$(1,848,826)
Service Class	(430,658)	(3,402,508)	(874,160)	(7,234,518)
	(663,738)	$(5,280,176)	(1,082,824)	$(9,083,344)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 28%, 16%, and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $395 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,217,538	$33,384,719	$30,368,333	$(379)	$90	$4,233,635
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$118,976	$—
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
20

MFS Limited Maturity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$1,118,000	$ 1,050,780
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$315,000	$ 320,235
Tapestry, Inc., 7%, 11/27/2026	191,000	196,297
		$516,532
Asset-Backed & Securitized – 21.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.124%, 11/15/2054 (i)	$12,908,388	$ 585,266
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	891,271
ACREC 2021-FL1 Ltd., “B”, FLR, 7.246% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,558,775
ACREC 2021-FL1 Ltd., “C”, FLR, 7.596% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	874,582
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	304,308	304,013
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	749,000	749,042
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.043% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	451,612
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	261,786
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,085,941
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,077,908
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	639,194
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.633% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,709,090
AREIT 2022-CRE6 Trust, “D”, FLR, 8.183% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	230,630
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	287,693	288,770
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,039,826	1,040,222
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.686% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	563,239	563,554
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,748,737	1,752,457
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.486% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	741,069	741,865
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.914%, 12/15/2051 (i)(n)	21,422,735	557,899
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.401%, 7/15/2054 (i)	5,685,971	354,510
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.485%, 9/15/2054 (i)	5,895,969	383,068
BDS 2021-FL10 Ltd., “B”, FLR, 7.396% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	517,647
BDS 2021-FL10 Ltd., “C”, FLR, 7.746% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	374,465
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.37%, 2/15/2054 (i)	10,306,087	581,863
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.372%, 7/15/2054 (i)	11,213,409	638,578
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.38%, 8/15/2054 (i)	8,169,407	503,523
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.138%, 9/15/2054 (i)	11,794,177	550,678
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.833% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,987,912	1,978,021
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.383% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	281,207
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.633% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	448,644
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	148,076	140,221
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	45,331	42,882
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	449,212	450,709
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	97,232	98,720
BXMT 2020-FL2 Ltd., “B”, FLR, 6.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,324,695
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	548,786	536,151
CD 2017-CD4 Mortgage Trust, “XA”, 1.375%, 5/10/2050 (i)	13,604,805	367,561
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	318,361
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	99,294
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	521,929	521,715
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	539,088	542,244
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	231,263	230,958
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	617,163	617,334
VLTFS-SEM

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	$836,797	$ 841,962
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	277,734	279,233
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	87,096	86,178
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.75%, 11/15/2062 (i)	8,750,119	259,722
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.4%, 2/15/2054 (i)	8,937,769	568,385
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)	8,847,551	418,755
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.142%, 6/15/2064 (i)	4,896,771	250,402
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	248,612
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	246,332
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	90,619	89,830
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	466,519
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	725,389
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	202,533	201,115
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	355,270	355,349
Empire District Bondco LLC, 4.943%, 1/01/2033	347,000	344,315
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	559,171	558,187
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.185% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	882,008	871,858
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.585% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,124,095
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.008%, 5/10/2050 (i)	15,024,378	342,593
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.223%, 8/10/2050 (i)	14,841,146	374,537
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.24%, 5/12/2053 (i)	8,318,565	429,979
JPMorgan Chase Commercial Mortgage Securities Corp., 1.118%, 9/15/2050 (i)	12,252,319	259,983
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	282,060	282,406
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	396,000	396,101
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,337,434
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.443% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	556,235
MF1 2020-FL4 Ltd., “B”, FLR, 8.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	1,946,000	1,941,337
MF1 2021-FL6 Ltd., “B”, FLR, 7.096% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,554,453
MF1 2022-FL9 Ltd., “B”, FLR, 8.488% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,879,310
MF1 2024-FL14 LLC, “C”, FLR, 8.627% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	414,037
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.393%, 5/15/2050 (i)	12,549,838	316,606
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.459%, 6/15/2050 (i)	6,372,576	157,022
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	16,055,039	462,555
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.409%, 5/15/2054 (i)	7,267,270	421,649
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)	6,716,675	347,802
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	804,150	805,946
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	963,577	963,287
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.433% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	555,998
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,129,454	1,131,751
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,129,454	1,120,750
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	322,013	321,844
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	345,615	345,808
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	104,434	104,231
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	689,702	692,866
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,034,582
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	696,650
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	539,888
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,273,393
PFP III 2021-8 Ltd., “B”, FLR, 6.944% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	490,500	485,423
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.49% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	924,717
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	498,537
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.086% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	422,651
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	655,084
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.536% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,002,509
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.246% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	724,532
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.293% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,911,002
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	9,137,234	228,798

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.039%, 12/15/2051 (i)	$7,072,394	$ 215,403
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	557,389	560,747
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	248,000	246,787
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.484%, 11/15/2054 (i)	3,774,432	248,354
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.183% (SOFR - 30 day + 0.85%), 3/15/2027	439,165	439,638
		$64,828,379
Automotive – 1.7%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,048,000	$ 1,048,023
Hyundai Capital America, 5.875%, 4/07/2025 (n)	591,000	591,441
LKQ Corp., 5.75%, 6/15/2028	943,000	951,883
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	658,813
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	602,000	597,651
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	637,459
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	466,068
		$4,951,338
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$679,000	$ 644,656
Brokerage & Asset Managers – 2.0%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,396,000	$ 1,332,261
Charles Schwab Corp., 5.875%, 8/24/2026	1,766,000	1,786,296
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	653,456
LPL Holdings, Inc., 5.7%, 5/20/2027	686,000	688,712
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	500,000	483,813
LPL Holdings, Inc., 6.75%, 11/17/2028	368,000	386,451
LPL Holdings, Inc., 4%, 3/15/2029 (n)	814,000	758,783
		$6,089,772
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$ 579,971
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,349,605
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,404,161
		$3,333,737
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$732,000	$ 739,074
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,403,000	1,410,068
Videotron Ltd., 5.125%, 4/15/2027 (n)	900,000	886,126
Videotron Ltd., 3.625%, 6/15/2029 (n)	959,000	875,519
		$3,910,787
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$ 1,414,018
Computer Software - Systems – 0.5%
VMware, Inc., 1%, 8/15/2024	$839,000	$ 833,858
VMware, Inc., 1.4%, 8/15/2026	649,000	597,585
		$1,431,443

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,023,000	$ 1,025,507
Regal Rexnord Corp., 6.05%, 4/15/2028	600,000	607,208
		$1,632,715
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$ 405,868
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,397,024
Berry Global, Inc., 5.5%, 4/15/2028	167,000	166,647
		$1,969,539
Electronics – 1.2%
Microchip Technology, Inc., 0.983%, 9/01/2024	$2,095,000	$ 2,077,246
Qorvo, Inc., 1.75%, 12/15/2024	515,000	504,081
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,091,660
		$3,672,987
Emerging Market Quasi-Sovereign – 0.3%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$619,000	$ 616,477
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	344,000	334,793
		$951,270
Energy - Independent – 0.8%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$440,000	$ 440,093
Diamondback Energy, Inc., 5.15%, 1/30/2030	440,000	438,137
EQT Corp., 5.7%, 4/01/2028	350,000	353,407
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,493,000	1,250,914
		$2,482,551
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$ 746,660
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	491,472
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	796,880
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	609,102
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	730,563
		$3,374,677
Food & Beverages – 1.9%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$ 1,258,189
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,669,000	1,488,976
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	1,392,000	1,372,910
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	613,714
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	926,533
		$5,660,322
Gaming & Lodging – 1.2%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$ 1,074,926
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,122,020
Hyatt Hotels Corp., 5.75%, 1/30/2027	633,000	639,250
Las Vegas Sands Corp., 5.9%, 6/01/2027	374,000	375,985
Marriott International, Inc., 4.9%, 4/15/2029	445,000	440,253
		$3,652,434
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$ 138,047

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$499,000	$ 496,663
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	844,928
		$1,341,591
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$ 1,170,337
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$626,000	$ 627,488
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	423,992
		$1,051,480
Major Banks – 14.1%
Bank of America Corp., 4.2%, 8/26/2024	$692,000	$ 690,254
Bank of America Corp., 4.45%, 3/03/2026	995,000	978,467
Bank of America Corp., 4.25%, 10/22/2026	575,000	560,728
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,346,049
Bank of America Corp., 4.183%, 11/25/2027	959,000	925,807
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	550,000	536,241
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,365,520
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,639,756
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,511,918
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	322,000	332,770
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	186,000	186,885
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/10/2030 (n)	1,252,000	1,238,633
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	356,993
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	428,396
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	154,797
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	738,530
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	767,466
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,112,734
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	879,788
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	138,518
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	857,668
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,599,482
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	997,668
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	804,426
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	934,692
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	738,000	734,006
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	803,000	809,502
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	442,550
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	1,000,471
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	430,910
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,609,735
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,320,410
Morgan Stanley, 3.625%, 1/20/2027	381,000	367,340
Morgan Stanley, 3.95%, 4/23/2027	135,000	130,378
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	379,971
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	702,976
PNC Bank N.A., 2.5%, 8/27/2024	1,183,000	1,177,183
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,718,279
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	436,815
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,548,497
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,097,771
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	1,962,853
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	367,104

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	$232,000	$ 249,609
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	403,822
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,242,000	2,193,311
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	700,124
		$41,867,803
Medical & Health Technology & Services – 0.8%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$ 450,317
IQVIA, Inc., 6.25%, 2/01/2029	321,000	329,921
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,480,688
		$2,260,926
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,599,000	$ 1,569,440
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,049,196
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,113,456
		$3,732,092
Midstream – 2.3%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$1,189,000	$ 1,216,006
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,413,000	1,428,936
Enbridge, Inc., 2.5%, 2/14/2025	496,000	486,052
Enbridge, Inc., 5.25%, 4/05/2027	926,000	925,938
Energy Transfer LP, 2.9%, 5/15/2025	635,000	619,429
Energy Transfer LP, 5.55%, 2/15/2028	436,000	439,533
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	978,612
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	782,277
		$6,876,783
Mortgage-Backed – 1.1%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$364,369	$ 360,166
Fannie Mae, 2%, 5/25/2044	47,464	46,899
Freddie Mac, 5.958%, 7/25/2029	346,674	347,472
Freddie Mac, 1.693%, 4/25/2030 (i)	6,073,122	442,059
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,996,466	1,877,376
Freddie Mac, 2%, 7/15/2042	261,359	237,531
		$3,311,503
Municipals – 0.4%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$520,000	$ 513,826
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	190,000
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	145,471
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	175,925
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	27,371	26,908
		$1,052,130
Natural Gas - Pipeline – 0.7%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$ 1,937,307
Oil Services – 0.4%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$619,000	$ 617,138
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	433,000	429,751
		$1,046,889

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$ 920,419
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	232,250
American Express Co., 2.25%, 3/04/2025	773,000	756,185
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	912,275
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	924,471
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	576,000	573,574
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	1,042,000	1,038,744
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	644,569
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	659,000	616,856
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	884,000	881,698
		$7,501,041
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$294,000	$ 293,943
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	315,000	318,360
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	309,386
		$921,689
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$ 1,559,173
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$ 1,030,985
Corporate Office Property LP, REIT, 2%, 1/15/2029	219,000	185,689
		$1,216,674
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$750,000	$ 750,201
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,567,000	$ 1,482,071
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	505,000	450,878
		$1,932,949
Specialty Stores – 0.5%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$ 772,465
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	729,412
		$1,501,877
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$ 245,919
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	193,342
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,868,981
		$2,308,242
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$ 492,246
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	799,094
Philip Morris International, Inc., 5%, 11/17/2025	364,000	362,166
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	323,925
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	632,435
		$2,609,866

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 2.1%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,638,000	$ 1,657,167
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	1,306,000	1,309,149
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	546,920
GXO Logistics, Inc., 6.25%, 5/06/2029	586,000	596,078
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	584,000	582,913
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	851,000	850,577
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	602,000	596,920
		$6,139,724
U.S. Treasury Obligations – 25.3%
U.S. Treasury Notes, 5%, 9/30/2025	$15,084,000	$ 15,077,519
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	32,474,715
U.S. Treasury Notes, 4.5%, 7/15/2026	12,083,000	12,031,081
U.S. Treasury Notes, 4.625%, 11/15/2026	15,500,000	15,492,734
		$75,076,049
Utilities - Electric Power – 3.5%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$ 338,352
Edison International, 4.7%, 8/15/2025	750,000	741,414
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	639,863
Entergy Louisiana LLC, 0.95%, 10/01/2024	2,993,000	2,958,437
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	903,588
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	482,852
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	828,582
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	923,998
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	545,148
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	863,806
Pacific Gas & Electric Co., 5.55%, 5/15/2029	594,000	595,337
Southern California Edison Co., 0.975%, 8/01/2024	667,000	664,119
		$10,485,496
Total Bonds (Identified Cost, $293,618,265)		$289,357,806
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $5,365,576)	5,365,573	$ 5,366,110
Other Assets, Less Liabilities – 0.8%		2,449,662
Net Assets – 100.0%		$297,173,578
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,366,110 and $289,357,806, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $100,570,790, representing 33.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	110	$22,464,063	September – 2024	$59,469
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	SOFR - 1 day / Annually	$17,687	$—	$17,687
Liability Derivatives
Interest Rate Swaps
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	SOFR - 1 day / Annually	$(17,572)	$(2,309)	$(19,881)
At June 30, 2024, the fund had liquid securities with an aggregate value of $655,389 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $293,618,265)	$289,357,806
Investments in affiliated issuers, at value (identified cost, $5,365,576)	5,366,110
Receivables for
Net daily variation margin on open cleared swap agreements	16,160
Fund shares sold	125,717
Interest	2,667,904
Other assets	910
Total assets	$297,534,607
Liabilities
Payables for
Net daily variation margin on open futures contracts	$2,529
Fund shares reacquired	281,680
Payable to affiliates
Investment adviser	12,567
Administrative services fee	577
Shareholder servicing costs	6
Distribution and/or service fees	2,221
Payable for independent Trustees' compensation	190
Accrued expenses and other liabilities	61,259
Total liabilities	$361,029
Net assets	$297,173,578
Net assets consist of
Paid-in capital	$294,327,407
Total distributable earnings (loss)	2,846,171
Net assets	$297,173,578
Shares of beneficial interest outstanding	29,255,937
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$215,796,767	21,240,828	$10.16
Service Class	81,376,811	8,015,109	10.15
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$6,791,645
Dividends from affiliated issuers	183,506
Total investment income	$6,975,151
Expenses
Management fee	$594,997
Distribution and/or service fees	101,281
Shareholder servicing costs	395
Administrative services fee	26,365
Independent Trustees' compensation	3,522
Custodian fee	13,404
Shareholder communications	3,663
Audit and tax fees	40,213
Legal fees	895
Miscellaneous	29,244
Total expenses	$813,979
Reduction of expenses by investment adviser	(19,367)
Net expenses	$794,612
Net investment income (loss)	$6,180,539
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(435,693)
Affiliated issuers	(86)
Futures contracts	(220,327)
Swap agreements	(16,506)
Net realized gain (loss)	$(672,612)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$758,481
Affiliated issuers	(292)
Futures contracts	(227,846)
Swap agreements	(638,105)
Net unrealized gain (loss)	$(107,762)
Net realized and unrealized gain (loss)	$(780,374)
Change in net assets from operations	$5,400,165
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$6,180,539	$11,458,883
Net realized gain (loss)	(672,612)	(5,288,237)
Net unrealized gain (loss)	(107,762)	12,489,252
Change in net assets from operations	$5,400,165	$18,659,898
Total distributions to shareholders	$—	$(4,855,344)
Change in net assets from fund share transactions	$(8,758,283)	$(45,262,713)
Total change in net assets	$(3,358,118)	$(31,458,159)
Net assets
At beginning of period	300,531,696	331,989,855
At end of period	$297,173,578	$300,531,696
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.97	$9.54	$10.21	$10.45	$10.34	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.36	$0.13	$0.15	$0.23	$0.29
Net realized and unrealized gain (loss)	(0.02)	0.23	(0.56)	(0.13)	0.21	0.23
Total from investment operations	$0.19	$0.59	$(0.43)	$0.02	$0.44	$0.52
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.20)	$(0.24)	$(0.33)	$(0.28)
From net realized gain	—	—	(0.04)	(0.02)	—	—
Total distributions declared to shareholders	$—	$(0.16)	$(0.24)	$(0.26)	$(0.33)	$(0.28)
Net asset value, end of period (x)	$10.16	$9.97	$9.54	$10.21	$10.45	$10.34
Total return (%) (k)(r)(s)(x)	1.91(n)	6.19	(4.24)	0.16	4.34	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.48(a)	0.46	0.46	0.46	0.46	0.45
Expenses after expense reductions	0.47(a)	0.44	0.45	0.44	0.45	0.44
Net investment income (loss)	4.22(a)	3.66	1.28	1.45	2.18	2.81
Portfolio turnover rate	17(n)	60	25	50	51	39
Net assets at end of period (000 omitted)	$215,797	$218,926	$246,102	$318,803	$326,075	$343,507

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.98	$9.54	$10.20	$10.45	$10.33	$10.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.33	$0.10	$0.13	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.03)	0.24	(0.55)	(0.15)	0.23	0.23
Total from investment operations	$0.17	$0.57	$(0.45)	$(0.02)	$0.43	$0.49
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.17)	$(0.21)	$(0.31)	$(0.25)
From net realized gain	—	—	(0.04)	(0.02)	—	—
Total distributions declared to shareholders	$—	$(0.13)	$(0.21)	$(0.23)	$(0.31)	$(0.25)
Net asset value, end of period (x)	$10.15	$9.98	$9.54	$10.20	$10.45	$10.33
Total return (%) (k)(r)(s)(x)	1.70(n)	5.99	(4.44)	(0.19)	4.15	4.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73(a)	0.71	0.71	0.71	0.71	0.70
Expenses after expense reductions	0.72(a)	0.69	0.70	0.69	0.70	0.69
Net investment income (loss)	3.97(a)	3.42	1.04	1.20	1.93	2.56
Portfolio turnover rate	17(n)	60	25	50	51	39
Net assets at end of period (000 omitted)	$81,377	$81,605	$85,888	$106,468	$112,850	$117,362
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$75,076,049	$—	$75,076,049
Non - U.S. Sovereign Debt	—	2,121,607	—	2,121,607
Municipal Bonds	—	1,052,130	—	1,052,130
U.S. Corporate Bonds	—	94,358,209	—	94,358,209
Residential Mortgage-Backed Securities	—	8,844,761	—	8,844,761
Commercial Mortgage-Backed Securities	—	12,364,776	—	12,364,776
Asset-Backed Securities (including CDOs)	—	46,930,345	—	46,930,345
Foreign Bonds	—	48,609,929	—	48,609,929
Mutual Funds	5,366,110	—	—	5,366,110
Total	$5,366,110	$289,357,806	$—	$294,723,916
Other Financial Instruments
Futures Contracts – Assets	$59,469	$—	$—	$59,469
Swap Agreements – Assets	—	17,687	—	17,687
Swap Agreements – Liabilities	—	(19,881)	—	(19,881)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$59,469	$—
Interest Rate	Cleared Swap Agreements	17,687	(19,881)
Total		$77,156	$(19,881)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(220,327)	$(16,506)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(227,846)	$(638,105)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,855,344
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$299,995,103
Gross appreciation	815,810
Gross depreciation	(6,086,997)
Net unrealized appreciation (depreciation)	$(5,271,187)
As of 12/31/23
Undistributed ordinary income	11,141,310
Capital loss carryforwards	(9,349,584)
Net unrealized appreciation (depreciation)	(4,345,720)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Short-Term	$(4,008,992)
Long-Term	(5,340,592)
Total	$(9,349,584)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$3,788,915
Service Class	—	1,066,429
Total	$—	$4,855,344
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $19,367, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $227, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $168.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$13,574,564	$7,597,251
Non-U.S. Government securities	35,131,567	41,390,012
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	980,593	$9,845,434	993,488	$9,693,721
Service Class	604,370	6,062,002	834,450	8,141,059
	1,584,963	$15,907,436	1,827,938	$17,834,780
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	393,858	$3,788,915
Service Class	—	—	110,740	1,066,429
	—	$—	504,598	$4,855,344
Shares reacquired
Initial Class	(1,691,111)	$(16,969,007)	(5,237,206)	$(50,749,946)
Service Class	(766,835)	(7,696,712)	(1,769,903)	(17,202,891)
	(2,457,946)	$(24,665,719)	(7,007,109)	$(67,952,837)
Net change
Initial Class	(710,518)	$(7,123,573)	(3,849,860)	$(37,267,310)
Service Class	(162,465)	(1,634,710)	(824,713)	(7,995,403)
	(872,983)	$(8,758,283)	(4,674,573)	$(45,262,713)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Conservative Allocation Portfolio and the MFS Moderate Allocation Portfolio were the owners of record of approximately 10% and 10%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $705 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,915,123	$46,101,673	$48,650,308	$(86)	$(292)	$5,366,110
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$183,506	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Mid Cap Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 3.4%
Howmet Aerospace, Inc.	49,068	$ 3,809,149
KBR, Inc.	70,465	4,519,625
L3Harris Technologies, Inc.	17,114	3,843,462
Leidos Holdings, Inc.	35,496	5,178,156
		$17,350,392
Airlines – 1.0%
Alaska Air Group, Inc. (a)	36,699	$ 1,482,640
Delta Air Lines, Inc.	78,099	3,705,016
		$5,187,656
Apparel Manufacturers – 1.6%
PVH Corp.	35,541	$ 3,762,726
Skechers USA, Inc., “A” (a)	61,961	4,282,744
		$8,045,470
Automotive – 1.7%
Aptiv PLC (a)	45,208	$ 3,183,547
LKQ Corp.	126,832	5,274,943
		$8,458,490
Biotechnology – 0.5%
Biogen, Inc. (a)	10,130	$ 2,348,337
Brokerage & Asset Managers – 3.2%
Cboe Global Markets, Inc.	12,132	$ 2,063,168
Evercore Partners, Inc.	24,358	5,076,938
Raymond James Financial, Inc.	45,534	5,628,457
TPG, Inc.	80,522	3,337,637
		$16,106,200
Business Services – 1.9%
Fidelity National Information Services, Inc.	50,799	$ 3,828,213
Global Payments, Inc.	28,378	2,744,152
TransUnion	40,169	2,978,933
		$9,551,298
Chemicals – 1.0%
Eastman Chemical Co.	51,966	$ 5,091,109
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	17,089	$ 2,819,685
Dun & Bradstreet Holdings, Inc.	231,171	2,140,643
		$4,960,328
Computer Software - Systems – 0.8%
Zebra Technologies Corp., “A” (a)	13,146	$ 4,061,194
VMCFS-SEM
1

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 6.9%
Allegion PLC	27,547	$ 3,254,678
Builders FirstSource, Inc. (a)	15,848	2,193,522
Essex Property Trust, Inc., REIT	13,565	3,692,393
Masco Corp.	48,954	3,263,763
Mid-America Apartment Communities, Inc., REIT	25,164	3,588,638
Mohawk Industries, Inc. (a)	17,978	2,042,121
Otis Worldwide Corp.	27,254	2,623,470
Stanley Black & Decker, Inc.	35,276	2,818,200
Sun Communities, Inc., REIT	30,200	3,634,268
Toll Brothers, Inc.	39,621	4,563,547
Vulcan Materials Co.	13,039	3,242,538
		$34,917,138
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	38,898	$ 3,703,479
Kenvue, Inc.	193,088	3,510,340
Newell Brands, Inc.	203,311	1,303,223
		$8,517,042
Consumer Services – 0.3%
Avis Budget Group, Inc.	14,023	$ 1,465,684
Containers – 2.8%
Avery Dennison Corp.	16,433	$ 3,593,075
Crown Holdings, Inc.	35,550	2,644,565
Graphic Packaging Holding Co.	197,709	5,181,953
WestRock Co.	61,186	3,075,208
		$14,494,801
Electrical Equipment – 2.6%
Berry Global, Inc.	62,757	$ 3,693,250
Johnson Controls International PLC	54,632	3,631,389
Sensata Technologies Holding PLC	62,970	2,354,448
TE Connectivity Ltd.	23,963	3,604,754
		$13,283,841
Electronics – 4.3%
Corning, Inc.	101,870	$ 3,957,649
Flex Ltd. (a)	166,950	4,923,355
Marvell Technology, Inc.	40,585	2,836,892
NXP Semiconductors N.V.	17,931	4,825,053
ON Semiconductor Corp. (a)	40,314	2,763,525
Skyworks Solutions, Inc.	24,485	2,609,611
		$21,916,085
Energy - Independent – 3.6%
Chesapeake Energy Corp.	48,066	$ 3,950,544
Diamondback Energy, Inc.	32,971	6,600,464
Permian Resources Corp.	234,078	3,780,360
Valero Energy Corp.	26,535	4,159,627
		$18,490,995
2

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 1.0%
AES Corp.	172,449	$ 3,029,929
GE Vernova, Inc. (a)	11,137	1,910,107
		$4,940,036
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	24,109	$ 3,368,269
Quanta Services, Inc.	13,770	3,498,819
		$6,867,088
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	51,368	$ 3,743,186
General Mills, Inc.	33,223	2,101,687
Hershey Co.	10,601	1,948,782
Ingredion, Inc.	34,901	4,003,145
		$11,796,800
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	118,217	$ 2,334,786
Forest & Paper Products – 0.4%
International Paper Co.	51,563	$ 2,224,943
Gaming & Lodging – 2.8%
Host Hotels & Resorts, Inc., REIT	149,739	$ 2,692,307
Hyatt Hotels Corp.	22,793	3,462,713
International Game Technology PLC	126,006	2,578,083
VICI Properties, Inc., REIT	143,483	4,109,353
Viking Holdings Ltd. (a)(l)	48,392	1,642,424
		$14,484,880
General Merchandise – 0.5%
Dollar General Corp.	20,149	$ 2,664,302
Health Maintenance Organizations – 0.5%
Humana, Inc.	6,460	$ 2,413,779
Insurance – 8.2%
American International Group, Inc.	64,054	$ 4,755,369
Assurant, Inc.	28,265	4,699,056
Corebridge Financial, Inc.	139,032	4,048,612
Equitable Holdings, Inc.	84,975	3,472,079
Everest Group Ltd.	7,983	3,041,683
Hanover Insurance Group, Inc.	19,452	2,440,059
Hartford Financial Services Group, Inc.	80,049	8,048,126
Lincoln National Corp.	87,404	2,718,264
Voya Financial, Inc.	53,397	3,799,197
Willis Towers Watson PLC	17,666	4,630,965
		$41,653,410
Leisure & Toys – 1.8%
Brunswick Corp.	42,531	$ 3,094,981
Electronic Arts, Inc.	27,175	3,786,293
Mattel, Inc. (a)	148,496	2,414,545
		$9,295,819
3

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.1%
AGCO Corp.	31,932	$ 3,125,504
ITT, Inc.	24,983	3,227,304
PACCAR, Inc.	23,911	2,461,398
Pentair PLC	43,815	3,359,296
Regal Rexnord Corp.	25,900	3,502,198
Wabtec Corp.	31,390	4,961,190
		$20,636,890
Major Banks – 0.7%
Regions Financial Corp.	183,740	$ 3,682,150
Medical & Health Technology & Services – 3.4%
Cencora, Inc.	27,552	$ 6,207,466
ICON PLC (a)	11,579	3,629,669
Labcorp Holdings, Inc.	11,017	2,242,070
Universal Health Services, Inc.	29,467	5,449,332
		$17,528,537
Medical Equipment – 2.9%
Agilent Technologies, Inc.	34,855	$ 4,518,254
Revvity, Inc.	21,187	2,221,669
STERIS PLC	14,879	3,266,536
Teleflex, Inc.	10,450	2,197,948
Zimmer Biomet Holdings, Inc.	23,354	2,534,609
		$14,739,016
Metals & Mining – 0.5%
United States Steel Corp.	72,862	$ 2,754,184
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	22,040	$ 2,570,966
Natural Gas - Pipeline – 1.8%
Plains GP Holdings LP	169,801	$ 3,195,655
Targa Resources Corp.	45,662	5,880,352
		$9,076,007
Network & Telecom – 0.9%
Motorola Solutions, Inc.	12,254	$ 4,730,657
Oil Services – 0.9%
Halliburton Co.	72,742	$ 2,457,225
TechnipFMC PLC	89,587	2,342,700
		$4,799,925
Other Banks & Diversified Financials – 4.9%
Columbia Banking System, Inc.	102,164	$ 2,032,042
Discover Financial Services	24,821	3,246,835
East West Bancorp, Inc.	50,555	3,702,143
M&T Bank Corp.	35,277	5,339,527
Northern Trust Corp.	52,648	4,421,379
Prosperity Bancshares, Inc.	34,416	2,104,194
SLM Corp.	191,808	3,987,688
		$24,833,808
4

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.4%
Organon & Co.	89,573	$ 1,854,161
Pollution Control – 0.7%
GFL Environmental, Inc.	86,777	$ 3,378,229
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	14,192	$ 3,046,880
Real Estate – 3.5%
Brixmor Property Group, Inc., REIT	156,870	$ 3,622,128
Extra Space Storage, Inc., REIT	35,363	5,495,764
Jones Lang LaSalle, Inc. (a)	13,795	2,831,838
STAG Industrial, Inc., REIT	71,926	2,593,652
W.P. Carey, Inc., REIT	64,109	3,529,200
		$18,072,582
Restaurants – 2.1%
Aramark	116,164	$ 3,951,899
Darden Restaurants, Inc.	16,468	2,491,938
U.S. Foods Holding Corp. (a)	81,931	4,340,704
		$10,784,541
Specialty Chemicals – 3.1%
Ashland, Inc.	42,225	$ 3,989,840
Corteva, Inc.	86,210	4,650,168
Dow, Inc.	43,133	2,288,206
DuPont de Nemours, Inc.	60,517	4,871,013
		$15,799,227
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	35,261	$ 3,097,326
Ross Stores, Inc.	25,317	3,679,067
		$6,776,393
Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	15,866	$ 2,538,560
Knight-Swift Transportation Holdings, Inc.	42,466	2,119,903
XPO, Inc. (a)	24,074	2,555,455
		$7,213,918
Utilities - Electric Power – 6.4%
Alliant Energy Corp.	76,373	$ 3,887,386
CenterPoint Energy, Inc.	102,655	3,180,252
CMS Energy Corp.	70,747	4,211,569
Edison International	37,697	2,707,021
PG&E Corp.	377,054	6,583,363
Pinnacle West Capital Corp.	44,227	3,378,058
Public Service Enterprise Group, Inc.	65,916	4,858,009
Sempra Energy	47,219	3,591,477
		$32,397,135
Total Common Stocks (Identified Cost, $352,338,874)		$497,597,109
5

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $2,311,028)	26,504	$ 2,362,155
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $8,548,803)	8,548,866	$ 8,549,721
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $1,232,460)	1,232,460	$ 1,232,460
Other Assets, Less Liabilities – (0.1)%		(336,009)
Net Assets – 100.0%		$509,405,436
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,549,721 and $501,191,724, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $1,252,386 of securities on loan (identified cost, $355,882,362)	$501,191,724
Investments in affiliated issuers, at value (identified cost, $8,548,803)	8,549,721
Cash	214,146
Receivables for
Fund shares sold	684,759
Interest and dividends	590,843
Other assets	1,233
Total assets	$511,232,426
Liabilities
Payables for
Investments purchased	$200,923
Fund shares reacquired	300,324
Collateral for securities loaned, at value	1,232,460
Payable to affiliates
Investment adviser	40,867
Administrative services fee	904
Shareholder servicing costs	18
Distribution and/or service fees	6,541
Accrued expenses and other liabilities	44,953
Total liabilities	$1,826,990
Net assets	$509,405,436
Net assets consist of
Paid-in capital	$306,016,732
Total distributable earnings (loss)	203,388,704
Net assets	$509,405,436
Shares of beneficial interest outstanding	49,237,719
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$269,076,874	25,808,652	$10.43
Service Class	240,328,562	23,429,067	10.26
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$4,885,504
Dividends from affiliated issuers	205,101
Other	4,981
Income on securities loaned	2,741
Foreign taxes withheld	(13,693)
Total investment income	$5,084,634
Expenses
Management fee	$1,877,517
Distribution and/or service fees	292,908
Shareholder servicing costs	1,479
Administrative services fee	40,853
Independent Trustees' compensation	4,911
Custodian fee	11,315
Shareholder communications	2,809
Audit and tax fees	34,276
Legal fees	1,285
Miscellaneous	15,007
Total expenses	$2,282,360
Reduction of expenses by investment adviser	(32,599)
Net expenses	$2,249,761
Net investment income (loss)	$2,834,873
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$30,454,438
Affiliated issuers	(938)
Foreign currency	42
Net realized gain (loss)	$30,453,542
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,006,994)
Affiliated issuers	527
Translation of assets and liabilities in foreign currencies	(457)
Net unrealized gain (loss)	$(4,006,924)
Net realized and unrealized gain (loss)	$26,446,618
Change in net assets from operations	$29,281,491
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$2,834,873	$6,096,208
Net realized gain (loss)	30,453,542	22,561,628
Net unrealized gain (loss)	(4,006,924)	27,244,122
Change in net assets from operations	$29,281,491	$55,901,958
Total distributions to shareholders	$—	$(23,071,010)
Change in net assets from fund share transactions	$(13,733,739)	$14,197,500
Total change in net assets	$15,547,752	$47,028,448
Net assets
At beginning of period	493,857,684	446,829,236
At end of period	$509,405,436	$493,857,684
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.83	$9.19	$11.09	$8.59	$8.74	$7.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.14	$0.10	$0.09	$0.11
Net realized and unrealized gain (loss)	0.54	1.00	(1.10)	2.55	0.19	2.09
Total from investment operations	$0.60	$1.13	$(0.96)	$2.65	$0.28	$2.20
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.10)	$(0.08)	$(0.10)	$(0.12)
From net realized gain	—	(0.32)	(0.84)	(0.07)	(0.33)	(0.76)
Total distributions declared to shareholders	$—	$(0.49)	$(0.94)	$(0.15)	$(0.43)	$(0.88)
Net asset value, end of period (x)	$10.43	$9.83	$9.19	$11.09	$8.59	$8.74
Total return (%) (k)(r)(s)(x)	6.10(n)	12.73	(8.79)	30.99	3.87	31.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.80	0.80	0.80	0.81	0.81
Expenses after expense reductions	0.78(a)	0.78	0.79	0.79	0.80	0.80
Net investment income (loss)	1.25(a)	1.43	1.45	0.97	1.22	1.31
Portfolio turnover rate	13(n)	24	21	26	35	30
Net assets at end of period (000 omitted)	$269,077	$264,612	$246,813	$316,524	$271,131	$261,832

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.68	$9.06	$10.95	$8.50	$8.65	$7.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.11	$0.12	$0.07	$0.08	$0.09
Net realized and unrealized gain (loss)	0.53	0.97	(1.09)	2.52	0.18	2.06
Total from investment operations	$0.58	$1.08	$(0.97)	$2.59	$0.26	$2.15
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.08)	$(0.07)	$(0.08)	$(0.09)
From net realized gain	—	(0.32)	(0.84)	(0.07)	(0.33)	(0.76)
Total distributions declared to shareholders	$—	$(0.46)	$(0.92)	$(0.14)	$(0.41)	$(0.85)
Net asset value, end of period (x)	$10.26	$9.68	$9.06	$10.95	$8.50	$8.65
Total return (%) (k)(r)(s)(x)	5.99(n)	12.39	(9.00)	30.60	3.67	30.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.05	1.05	1.05	1.06	1.06
Expenses after expense reductions	1.03(a)	1.03	1.04	1.04	1.05	1.05
Net investment income (loss)	1.00(a)	1.19	1.24	0.74	1.01	1.06
Portfolio turnover rate	13(n)	24	21	26	35	30
Net assets at end of period (000 omitted)	$240,329	$229,246	$200,016	$227,898	$142,916	$74,018
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$499,959,264	$—	$—	$499,959,264
Mutual Funds	9,782,181	—	—	9,782,181
Total	$509,741,445	$—	$—	$509,741,445
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,252,386.  The fair value of the fund's investment securities on loan and a related liability of $1,232,460 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The value of the fund's securities on loan is marked to market daily and daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  The value of the fund's securities on loan net of the related collateral is $19,926 at period end. This collateral shortfall was adjusted for the following business day. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$7,600,391
Long-term capital gains	15,470,619
Total distributions	$23,071,010
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$368,545,980
Gross appreciation	155,423,197
Gross depreciation	(14,227,732)
Net unrealized appreciation (depreciation)	$141,195,465
As of 12/31/23
Undistributed ordinary income	6,112,215
Undistributed long-term capital gain	22,055,921
Other temporary differences	(78)
Net unrealized appreciation (depreciation)	145,939,155
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$12,663,475
Service Class	—	10,407,535
Total	$—	$23,071,010
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $32,599, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $739, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $740.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $4,981, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $63,873,847 and $74,547,347, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,909,885	$19,520,379	4,279,661	$40,173,554
Service Class	2,046,393	20,655,794	5,540,391	50,915,089
	3,956,278	$40,176,173	9,820,052	$91,088,643
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,400,827	$12,663,475
Service Class	—	—	1,168,074	10,407,535
	—	$—	2,568,901	$23,071,010
Shares reacquired
Initial Class	(3,027,977)	$(30,864,651)	(5,606,018)	$(52,814,196)
Service Class	(2,298,293)	(23,045,261)	(5,104,100)	(47,147,957)
	(5,326,270)	$(53,909,912)	(10,710,118)	$(99,962,153)
Net change
Initial Class	(1,118,092)	$(11,344,272)	74,470	$22,833
Service Class	(251,900)	(2,389,467)	1,604,365	14,174,667
	(1,369,992)	$(13,733,739)	1,678,835	$14,197,500
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 13%, 5%, and 2%, respectively of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $1,089 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,650,613	$42,019,645	$35,120,126	$(938)	$527	$8,549,721
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$205,101	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Moderate Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 38.6%
MFS Global Governments Portfolio - Initial Class (a)	5,684,652	$ 47,410,003
MFS Government Securities Portfolio - Initial Class	8,192,499	88,397,064
MFS High Yield Portfolio - Initial Class	9,300,046	47,709,236
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,760,636	46,488,330
MFS Limited Maturity Portfolio - Initial Class	2,815,635	28,606,848
MFS Total Return Bond Series - Initial Class	9,168,189	107,359,492
		$365,970,973
International Stock Funds – 13.9%
MFS International Growth Portfolio - Initial Class	1,826,315	$ 28,453,995
MFS International Intrinsic Value Portfolio - Initial Class	893,409	28,061,966
MFS Research International Portfolio - Initial Class	4,258,755	75,465,137
		$131,981,098
Non-Traditional Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,291,413	$ 28,688,489
U.S. Stock Funds – 41.5%
MFS Growth Series - Initial Class	1,047,079	$ 78,478,567
MFS Mid Cap Growth Series - Initial Class	7,208,929	66,538,415
MFS Mid Cap Value Portfolio - Initial Class	6,361,399	66,349,392
MFS New Discovery Series - Initial Class (a)	1,075,944	14,310,053
MFS New Discovery Value Portfolio - Initial Class	1,768,451	14,147,613
MFS Research Series - Initial Class	1,928,890	69,015,678
MFS Value Series - Initial Class	3,778,854	85,591,035
		$394,430,753
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	28,438,065	$ 28,440,909
Total Investment Companies (Identified Cost, $801,245,846)		$949,512,222
Other Assets, Less Liabilities – (0.0)%		(71,446)
Net Assets – 100.0%		$949,440,776
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $949,512,222.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
VMAFS-SEM
1

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in affiliated issuers, at value (identified cost, $801,245,846)	$949,512,222
Receivables for
Investments sold	708,579
Other assets	2,196
Total assets	$950,222,997
Liabilities
Payables for
Fund shares reacquired	$708,688
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	18
Distribution and/or service fees	25,837
Payable for independent Trustees' compensation	211
Accrued expenses and other liabilities	47,276
Total liabilities	$782,221
Net assets	$949,440,776
Net assets consist of
Paid-in capital	$753,233,833
Total distributable earnings (loss)	196,206,943
Net assets	$949,440,776
Shares of beneficial interest outstanding	84,546,292
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,037,556	537,649	$11.23
Service Class	943,403,220	84,008,643	11.23
See Notes to Financial Statements
2

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends from affiliated issuers	$685,580
Expenses
Distribution and/or service fees	$1,201,346
Shareholder servicing costs	786
Administrative services fee	8,702
Independent Trustees' compensation	9,031
Custodian fee	7,429
Shareholder communications	6,390
Audit and tax fees	23,739
Legal fees	4,309
Miscellaneous	17,168
Total expenses	$1,278,900
Net investment income (loss)	$(593,320)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$24,356,441
Change in unrealized appreciation or depreciation
Affiliated issuers	$20,666,916
Net realized and unrealized gain (loss)	$45,023,357
Change in net assets from operations	$44,430,037
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(593,320)	$12,700,339
Net realized gain (loss)	24,356,441	23,462,915
Net unrealized gain (loss)	20,666,916	81,814,664
Change in net assets from operations	$44,430,037	$117,977,918
Total distributions to shareholders	$—	$(87,133,149)
Change in net assets from fund share transactions	$(85,500,176)	$(46,871,553)
Total change in net assets	$(41,070,139)	$(16,026,784)
Net assets
At beginning of period	990,510,915	1,006,537,699
At end of period	$949,440,776	$990,510,915
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.72	$10.45	$14.48	$13.86	$13.23	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.15	$0.29	$0.25	$0.29	$0.30
Net realized and unrealized gain (loss)	0.50	1.13	(2.66)	1.34	1.51	2.28
Total from investment operations	$0.51	$1.28	$(2.37)	$1.59	$1.80	$2.58
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.26)	$(0.30)	$(0.32)	$(0.35)
From net realized gain	—	(0.71)	(1.40)	(0.67)	(0.85)	(0.95)
Total distributions declared to shareholders	$—	$(1.01)	$(1.66)	$(0.97)	$(1.17)	$(1.30)
Net asset value, end of period (x)	$11.23	$10.72	$10.45	$14.48	$13.86	$13.23
Total return (%) (k)(s)(x)	4.76(n)	12.99	(16.76)	11.61	14.29	22.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.02(a)	0.01	0.01	0.01	0.01	0.01
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	0.13(a)	1.42	2.42	1.74	2.24	2.28
Portfolio turnover rate	0(b)(n)	2	3	2	7	1
Net assets at end of period (000 omitted)	$6,038	$6,790	$7,560	$9,312	$7,891	$6,448

See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.73	$10.46	$14.47	$13.86	$13.22	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.14	$0.26	$0.20	$0.24	$0.26
Net realized and unrealized gain (loss)	0.51	1.11	(2.65)	1.34	1.54	2.28
Total from investment operations	$0.50	$1.25	$(2.39)	$1.54	$1.78	$2.54
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.22)	$(0.26)	$(0.29)	$(0.31)
From net realized gain	—	(0.71)	(1.40)	(0.67)	(0.85)	(0.95)
Total distributions declared to shareholders	$—	$(0.98)	$(1.62)	$(0.93)	$(1.14)	$(1.26)
Net asset value, end of period (x)	$11.23	$10.73	$10.46	$14.47	$13.86	$13.22
Total return (%) (k)(s)(x)	4.66(n)	12.64	(16.91)	11.26	14.08	21.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.27(a)	0.26	0.27	0.26	0.26	0.26
Expenses after expense reductions (h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.12)(a)	1.28	2.14	1.38	1.81	1.98
Portfolio turnover rate	0(b)(n)	2	3	2	7	1
Net assets at end of period (000 omitted)	$943,403	$983,721	$998,978	$1,356,886	$1,426,271	$1,414,989
(a)	Annualized.
(b)	Less than 0.5%.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
7

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$949,512,222	$—	$—	$949,512,222
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$23,963,722
Long-term capital gains	63,169,427
Total distributions	$87,133,149
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$812,042,253
Gross appreciation	193,130,967
Gross depreciation	(55,660,998)
Net unrealized appreciation (depreciation)	$137,469,969
As of 12/31/23
Undistributed ordinary income	13,032,695
Undistributed long-term capital gain	21,941,158
Net unrealized appreciation (depreciation)	116,803,053
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$587,032
Service Class	—	86,546,117
Total	$—	$87,133,149
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $705, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $81.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0018% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $3,782,954 and $104,385,547, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,924	$53,724	8,541	$91,730
Service Class	138,777	1,531,504	404,872	4,297,163
	143,701	$1,585,228	413,413	$4,388,893
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	58,880	$587,032
Service Class	—	—	8,663,275	86,546,117
	—	$—	8,722,155	$87,133,149
Shares reacquired
Initial Class	(100,819)	$(1,124,265)	(157,470)	$(1,727,146)
Service Class	(7,808,275)	(85,961,139)	(12,938,946)	(136,666,449)
	(7,909,094)	$(87,085,404)	(13,096,416)	$(138,393,595)
Net change
Initial Class	(95,895)	$(1,070,541)	(90,049)	$(1,048,384)
Service Class	(7,669,498)	(84,429,635)	(3,870,799)	(45,823,169)
	(7,765,393)	$(85,500,176)	(3,960,848)	$(46,871,553)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $2,292 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$49,565,328	$1,044,271	$535,190	$(167,552)	$(2,496,854)	$47,410,003
MFS Global Real Estate Portfolio	30,140,507	747,066	926,266	29,491	(1,302,309)	28,688,489
MFS Government Securities Portfolio	95,879,154	126,922	6,875,700	(1,747,828)	1,014,516	88,397,064
MFS Growth Series	84,260,111	—	23,829,453	14,549,288	3,498,621	78,478,567
MFS High Yield Portfolio	49,304,586	63,684	2,888,051	(569,254)	1,798,271	47,709,236
MFS Inflation-Adjusted Bond Portfolio	49,344,998	294,734	1,723,948	(540,088)	(887,366)	46,488,330
MFS Institutional Money Market Portfolio	13,931,243	16,450,945	1,939,869	(203)	(1,207)	28,440,909
MFS International Growth Portfolio	29,998,402	14,792	3,349,132	760,031	1,029,902	28,453,995
MFS International Intrinsic Value Portfolio	29,878,310	67,957	3,886,195	1,364,117	637,777	28,061,966
MFS Limited Maturity Portfolio	28,362,247	1,076,416	1,372,448	(26,627)	567,260	28,606,848
MFS Mid Cap Growth Series	69,695,088	18,727	8,411,049	1,364,335	3,871,314	66,538,415
MFS Mid Cap Value Portfolio	69,881,267	73,521	7,767,613	1,989,788	2,172,429	66,349,392
MFS New Discovery Series	14,970,669	23,235	1,105,487	(108,475)	530,111	14,310,053
MFS New Discovery Value Portfolio	14,933,109	59,841	877,002	23,507	8,158	14,147,613
MFS Research International Portfolio	79,879,818	94,531	8,379,462	1,201,046	2,669,204	75,465,137
MFS Research Series	74,596,229	—	13,726,410	5,047,346	3,098,513	69,015,678
MFS Total Return Bond Series	116,196,223	29,625	8,886,567	(1,473,917)	1,494,128	107,359,492
MFS Value Series	89,763,093	47,634	9,845,576	2,661,436	2,964,448	85,591,035
	$990,580,382	$20,233,901	$106,325,418	$24,356,441	$20,666,916	$949,512,222
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	685,580	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$685,580	$—
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
13

MFS New Discovery Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	828	$ 356,148
KBR, Inc.	6,449	413,639
Moog, Inc., “A”	2,375	397,337
		$1,167,124
Airlines – 0.8%
Vontier Corp.	10,054	$ 384,063
Apparel Manufacturers – 3.1%
Canada Goose Holdings, Inc. (a)(l)	24,923	$ 322,255
PVH Corp.	3,544	375,203
Skechers USA, Inc., “A” (a)	7,266	502,226
Under Amour, Inc., “C” (a)	46,391	302,933
		$1,502,617
Automotive – 2.7%
Atmus Filtration Technologies, Inc. (a)	13,118	$ 377,536
LKQ Corp.	13,784	573,277
Visteon Corp. (a)	3,447	367,795
		$1,318,608
Business Services – 2.4%
Endava PLC, ADR (a)	5,142	$ 150,352
Thoughtworks Holding, Inc. (a)	50,705	144,002
TriNet Group, Inc.	3,002	300,200
UL Solutions, Inc.	8,953	377,727
WNS (Holdings) Ltd. (a)	4,228	221,970
		$1,194,251
Chemicals – 2.3%
Avient Corp.	11,040	$ 481,896
Element Solutions, Inc.	23,039	624,818
		$1,106,714
Computer Software – 2.5%
ACI Worldwide, Inc. (a)	19,001	$ 752,250
Dun & Bradstreet Holdings, Inc.	49,301	456,527
		$1,208,777
Computer Software - Systems – 1.3%
Softchoice Corp.	20,658	$ 264,256
Verint Systems, Inc. (a)	11,583	372,972
		$637,228
Construction – 1.2%
Smith Douglas Homes Corp. (a)	5,073	$ 118,607
Toll Brothers, Inc.	4,197	483,410
		$602,017
VDVFS-SEM
1

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.9%
Helen of Troy Ltd. (a)	3,605	$ 334,328
MGP Ingredients, Inc.	3,316	246,710
Newell Brands, Inc.	41,703	267,316
Prestige Consumer Healthcare, Inc. (a)	8,054	554,518
		$1,402,872
Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	2,718	$ 380,275
Containers – 2.0%
Ardagh Metal Packaging S.A.	51,290	$ 174,386
Graphic Packaging Holding Co.	13,055	342,171
Silgan Holdings, Inc.	10,493	444,169
		$960,726
Electrical Equipment – 2.3%
Berry Global, Inc.	6,982	$ 410,891
nVent Electric PLC	5,545	424,802
TriMas Corp.	12,109	309,506
		$1,145,199
Electronics – 2.1%
Axcelis Technologies, Inc. (a)	2,159	$ 306,989
Cohu, Inc. (a)	8,712	288,367
Plexus Corp. (a)	4,356	449,452
		$1,044,808
Energy - Independent – 4.3%
Antero Resources Corp. (a)	16,298	$ 531,804
Matador Resources Co.	7,690	458,324
Permian Resources Corp.	36,392	587,731
Viper Energy, Inc.	13,844	519,565
		$2,097,424
Engineering - Construction – 0.8%
Centuri Holdings, Inc. (a)(l)	19,449	$ 378,867
Food & Beverages – 1.6%
Nomad Foods Ltd.	31,947	$ 526,487
WK Kellogg Co.	15,263	251,229
		$777,716
Forest & Paper Products – 0.6%
International Paper Co.	6,593	$ 284,488
Gaming & Lodging – 0.8%
International Game Technology PLC	18,695	$ 382,500
Insurance – 3.9%
Assurant, Inc.	2,247	$ 373,564
CNO Financial Group, Inc.	162	4,491
Hanover Insurance Group, Inc.	4,065	509,913
Kemper Corp.	3,325	197,272
Lincoln National Corp.	9,912	308,263
Selective Insurance Group, Inc.	4,461	418,576
2

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Stewart Information Services Corp.	1,547	$ 96,038
		$1,908,117
Leisure & Toys – 2.1%
Brunswick Corp.	4,062	$ 295,592
Funko, Inc., “A” (a)	15,738	153,603
Hasbro, Inc.	6,040	353,340
Patrick Industries, Inc.	2,248	244,020
		$1,046,555
Machinery & Tools – 4.9%
ESAB Corp.	4,672	$ 441,177
Flowserve Corp.	9,283	446,512
Hayward Holdings, Inc. (a)	32,100	394,830
ITT, Inc.	2,825	364,933
Regal Rexnord Corp.	2,376	321,283
Timken Co.	5,146	412,349
		$2,381,084
Medical & Health Technology & Services – 2.4%
Encompass Health Corp.	4,735	$ 406,215
ICON PLC (a)	1,095	343,250
Option Care Health, Inc. (a)	15,080	417,716
		$1,167,181
Medical Equipment – 1.3%
Envista Holdings Corp. (a)	19,059	$ 316,951
Maravai Lifesciences Holdings, Inc., “A” (a)	19,638	140,608
QuidelOrtho Corp. (a)	5,139	170,718
		$628,277
Metals & Mining – 0.5%
United States Steel Corp.	5,947	$ 224,797
Natural Gas - Distribution – 2.5%
MDU Resources Group, Inc.	12,897	$ 323,714
New Jersey Resources Corp.	9,358	399,961
ONE Gas, Inc.	7,548	481,940
		$1,205,615
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	30,089	$ 566,275
Oil Services – 2.4%
Expro Group Holdings N.V. (a)	17,620	$ 403,850
Helmerich & Payne	10,414	376,362
TechnipFMC PLC	15,054	393,662
		$1,173,874
Other Banks & Diversified Financials – 19.1%
Air Lease Corp.	13,406	$ 637,187
Banc of California, Inc.	25,847	330,325
Bank of Hawaii Corp.	1,761	100,747
Brookline Bancorp, Inc.	21,585	180,235
Cathay General Bancorp, Inc.	11,116	419,295
3

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Columbia Banking System, Inc.	24,012	$ 477,599
East West Bancorp, Inc.	6,883	504,042
Eastern Bankshares, Inc.	23,410	327,272
Element Fleet Management Corp.	26,110	475,040
First Hawaiian, Inc.	23,363	485,016
First Interstate BancSystem, Inc.	18,886	524,464
Glacier Bancorp, Inc.	12,678	473,143
Herc Holdings, Inc.	3,001	400,003
Pacific Premier Bancorp, Inc.	23,635	542,896
Popular, Inc.	4,698	415,444
Prosperity Bancshares, Inc.	9,557	584,315
Sandy Spring Bancorp, Inc.	8,268	201,408
SLM Corp.	24,058	500,166
Texas Capital Bancshares, Inc. (a)	6,391	390,746
UMB Financial Corp.	5,746	479,331
United Community Bank, Inc.	16,688	424,876
Wintrust Financial Corp.	4,339	427,652
		$9,301,202
Pharmaceuticals – 0.6%
Organon & Co.	13,049	$ 270,114
Real Estate – 9.4%
Brixmor Property Group, Inc., REIT	17,250	$ 398,303
Broadstone Net Lease, Inc., REIT	22,344	354,599
Cushman & Wakefield PLC (a)	33,169	344,958
Douglas Emmett, Inc., REIT	15,862	211,123
Empire State Realty Trust, REIT, “A”	43,919	411,960
Essential Properties Realty Trust, REIT	17,499	484,897
Independence Realty Trust, Inc., REIT	13,497	252,934
LXP Industrial Trust, REIT	45,561	415,516
National Storage Affiliates Trust, REIT	13,884	572,299
Phillips Edison & Co., REIT	11,821	386,665
STAG Industrial, Inc., REIT	11,773	424,534
Two Harbors Investment Corp., REIT	24,622	325,257
		$4,583,045
Specialty Chemicals – 3.3%
Ashland, Inc.	5,642	$ 533,112
Axalta Coating Systems Ltd. (a)	11,346	387,693
Chemours Co.	17,580	396,781
Quaker Chemical Corp.	1,783	302,575
		$1,620,161
Specialty Stores – 0.9%
Monro Muffler Brake, Inc.	6,042	$ 144,162
Zumiez, Inc. (a)	15,252	297,109
		$441,271
Trucking – 2.5%
RXO, Inc. (a)	17,447	$ 456,239
Schneider National, Inc.	15,187	366,918
XPO, Inc. (a)	3,515	373,117
		$1,196,274
4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.7%
Black Hills Corp.	9,046	$ 491,921
NorthWestern Corp.	12,562	629,105
Portland General Electric Co.	15,471	668,966
		$1,789,992
Total Common Stocks (Identified Cost, $38,424,211)		$47,480,108
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $744,341)	744,341	$ 744,416
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $533,800)	533,800	$ 533,800
Other Assets, Less Liabilities – (0.2)%		(105,839)
Net Assets – 100.0%		$48,652,485
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $744,416 and $48,013,908, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $488,668 of securities on loan (identified cost, $38,958,011)	$48,013,908
Investments in affiliated issuers, at value (identified cost, $744,341)	744,416
Cash	38,108
Foreign currency, at value (identified cost, $12)	12
Receivables for
Investments sold	577,427
Fund shares sold	210,826
Interest and dividends	72,443
Receivable from investment adviser	7,596
Other assets	263
Total assets	$49,664,999
Liabilities
Payables for
Investments purchased	$409,252
Fund shares reacquired	37,960
Collateral for securities loaned, at value	533,800
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	3
Distribution and/or service fees	410
Payable for independent Trustees' compensation	74
Accrued expenses and other liabilities	30,824
Total liabilities	$1,012,514
Net assets	$48,652,485
Net assets consist of
Paid-in capital	$36,405,723
Total distributable earnings (loss)	12,246,762
Net assets	$48,652,485
Shares of beneficial interest outstanding	6,115,988
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$33,506,913	4,188,408	$8.00
Service Class	15,145,572	1,927,580	7.86
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$624,970
Dividends from affiliated issuers	25,936
Income on securities loaned	2,690
Other	1,232
Foreign taxes withheld	(12,971)
Total investment income	$641,857
Expenses
Management fee	$219,526
Distribution and/or service fees	18,407
Shareholder servicing costs	313
Administrative services fee	8,711
Independent Trustees' compensation	1,497
Custodian fee	2,255
Shareholder communications	1,186
Audit and tax fees	33,420
Legal fees	129
Miscellaneous	12,693
Total expenses	$298,137
Reduction of expenses by investment adviser	(64,726)
Net expenses	$233,411
Net investment income (loss)	$408,446
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,627,203
Affiliated issuers	(248)
Foreign currency	(854)
Net realized gain (loss)	$1,626,101
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,969,617)
Affiliated issuers	65
Translation of assets and liabilities in foreign currencies	19
Net unrealized gain (loss)	$(1,969,533)
Net realized and unrealized gain (loss)	$(343,432)
Change in net assets from operations	$65,014
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$408,446	$551,402
Net realized gain (loss)	1,626,101	2,758,845
Net unrealized gain (loss)	(1,969,533)	2,050,415
Change in net assets from operations	$65,014	$5,360,662
Total distributions to shareholders	$—	$(4,491,553)
Change in net assets from fund share transactions	$(719,300)	$2,601,986
Total change in net assets	$(654,286)	$3,471,095
Net assets
At beginning of period	49,306,771	45,835,676
At end of period	$48,652,485	$49,306,771
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.99	$7.93	$11.40	$8.77	$9.33	$8.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.08	$0.06	$0.07	$0.10
Net realized and unrealized gain (loss)	(0.06)	0.73	(1.27)	2.91	0.14	2.46
Total from investment operations	$0.01	$0.83	$(1.19)	$2.97	$0.21	$2.56
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.07)	$(0.09)	$(0.08)	$(0.08)
From net realized gain	—	(0.68)	(2.21)	(0.25)	(0.69)	(1.60)
Total distributions declared to shareholders	$—	$(0.77)	$(2.28)	$(0.34)	$(0.77)	$(1.68)
Net asset value, end of period (x)	$8.00	$7.99	$7.93	$11.40	$8.77	$9.33
Total return (%) (k)(r)(s)(x)	0.13(n)	11.46	(10.96)	34.05	4.19	33.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.13	1.15	1.12	1.14	1.13
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.75(a)	1.26	0.87	0.58	0.90	1.02
Portfolio turnover rate	19(n)	51	32	51	84	38
Net assets at end of period (000 omitted)	$33,507	$34,830	$32,665	$40,980	$44,834	$41,098

See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.86	$7.81	$11.27	$8.67	$9.25	$8.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.06	$0.04	$0.05	$0.07
Net realized and unrealized gain (loss)	(0.06)	0.72	(1.27)	2.88	0.12	2.45
Total from investment operations	$0.00(w)	$0.80	$(1.21)	$2.92	$0.17	$2.52
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.04)	$(0.07)	$(0.06)	$(0.05)
From net realized gain	—	(0.68)	(2.21)	(0.25)	(0.69)	(1.60)
Total distributions declared to shareholders	$—	$(0.75)	$(2.25)	$(0.32)	$(0.75)	$(1.65)
Net asset value, end of period (x)	$7.86	$7.86	$7.81	$11.27	$8.67	$9.25
Total return (%) (k)(r)(s)(x)	0.00(n)	11.22	(11.23)	33.87	3.73	33.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.38	1.40	1.37	1.39	1.38
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.50(a)	1.01	0.63	0.36	0.66	0.78
Portfolio turnover rate	19(n)	51	32	51	84	38
Net assets at end of period (000 omitted)	$15,146	$14,476	$13,171	$14,227	$10,215	$9,518
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Ratio was less than 0.01%.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other
11

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$47,480,108	$—	$—	$47,480,108
Mutual Funds	1,278,216	—	—	1,278,216
Total	$48,758,324	$—	$—	$48,758,324
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $488,668.  The fair value of the fund's investment securities on loan and a related liability of $533,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
12

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$706,316
Long-term capital gains	3,785,237
Total distributions	$4,491,553
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$42,040,072
Gross appreciation	9,596,417
Gross depreciation	(2,878,165)
Net unrealized appreciation (depreciation)	$6,718,252
As of 12/31/23
Undistributed ordinary income	1,394,499
Undistributed long-term capital gain	2,001,896
Other temporary differences	(16)
Net unrealized appreciation (depreciation)	8,785,369
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$3,190,049
Service Class	—	1,301,504
Total	$—	$4,491,553
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $3,176, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $61,550, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $130, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $183.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0357% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $60,880.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $1,232, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $9,048,885 and $9,687,815, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	173,452	$1,366,037	802,480	$6,288,360
Service Class	233,252	1,819,450	387,873	3,005,340
	406,704	$3,185,487	1,190,353	$9,293,700
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	437,592	$3,190,049
Service Class	—	—	181,268	1,301,504
	—	$—	618,860	$4,491,553
Shares reacquired
Initial Class	(342,323)	$(2,754,264)	(999,577)	$(7,986,293)
Service Class	(147,191)	(1,150,523)	(413,034)	(3,196,974)
	(489,514)	$(3,904,787)	(1,412,611)	$(11,183,267)
Net change
Initial Class	(168,871)	$(1,388,227)	240,495	$1,492,116
Service Class	86,061	668,927	156,107	1,109,870
	(82,810)	$(719,300)	396,602	$2,601,986
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29%, 12% and 5%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $118 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$808,963	$4,401,981	$4,466,345	$(248)	$65	$744,416
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,936	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2024

*  Print name and title of each signing officer under his or her signature.